Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Guardian Variable Products Trust
Entity Central Index Key		0001668512
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000223917
Shareholder Report [Line Items]
Fund Name		Guardian Core Fixed Income VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$52	0.52%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.48% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations and North American commercial mortgage-backed securities contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Core Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000
5/31/22	$10,050	$10,125
6/30/22	$9,900	$9,966
7/31/22	$10,120	$10,209
8/31/22	$9,860	$9,921
9/30/22	$9,460	$9,492
10/31/22	$9,340	$9,369
11/30/22	$9,650	$9,714
12/31/22	$9,610	$9,670
1/31/23	$9,890	$9,967
2/28/23	$9,660	$9,710
3/31/23	$9,910	$9,956
4/30/23	$9,960	$10,017
5/31/23	$9,850	$9,908
6/30/23	$9,800	$9,872
7/31/23	$9,790	$9,865
8/31/23	$9,740	$9,802
9/30/23	$9,510	$9,553
10/31/23	$9,360	$9,403
11/30/23	$9,770	$9,828
12/31/23	$10,140	$10,205
1/31/24	$10,120	$10,177
2/29/24	$9,990	$10,033
3/31/24	$10,080	$10,125
4/30/24	$9,840	$9,870
5/31/24	$9,990	$10,037
6/30/24	$10,090	$10,132
7/31/24	$10,320	$10,369
8/31/24	$10,470	$10,518
9/30/24	$10,610	$10,658
10/31/24	$10,350	$10,394
11/30/24	$10,450	$10,504
12/31/24	$10,290	$10,332

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Core Fixed Income VIP Fund	1.48%	1.08%
Bloomberg US Aggregate Bond Index	1.25%	1.23%

Performance Inception Date		May 02, 2022
AssetsNet		$ 371,272,646
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,574,247
InvestmentCompanyPortfolioTurnover		205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$371,272,646
Total # of Portfolio Holdings	239
Total Advisory Fees Paid	$1,574,247
Portfolio Turnover Rate	205%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	27.1
Agency Mortgage-Backed Securities	20.5
Asset-Backed Securities	19.8
U.S. Government Securities	19.5
Non-Agency Mortgage-Backed Securities	8.8
Commercial Paper	2.0
Exchange-Traded Funds	1.7
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	7.8
U.S. Treasury Notes, 4.375%, due 12/31/2029	7.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	3.6
Federal National Mortgage Association, 3.000%, due 5/1/2052	2.0
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Federal National Mortgage Association, 4.000%, due 6/1/2052	1.1
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.1
Federal Home Loan Mortgage Corp., 5.500%, due 9/1/2053	1.0
Total	27.6

Material Fund Change [Text Block]
C000169892
Shareholder Report [Line Items]
Fund Name		Guardian Core Plus Fixed Income VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$82	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 2.38% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”), for the same period.

  Positive market factors included a cooling labor market and slowing economy. The U.S. Federal Reserve lowered its policy rate by 50 basis points in September 2024 and additional 25 basis points in November 2024 and December 2024, respectively. Mixed economic data and recession fears were balanced by strong consumer spending and retail sales.

  Security selection within investment grade corporate bonds contributed to the Fund’s performance relative to the Index.

  The portfolio’s allocation to collateralized loan obligations (CLOs) also contributed to relative performance.

  Security selection within commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Core Plus Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$9,996
11/30/16	$9,930	$9,920
12/31/16	$9,710	$9,685
1/31/17	$9,760	$9,718
2/28/17	$9,830	$9,783
3/31/17	$9,810	$9,778
4/30/17	$9,890	$9,853
5/31/17	$9,960	$9,929
6/30/17	$9,950	$9,919
7/31/17	$10,000	$9,962
8/31/17	$10,070	$10,051
9/30/17	$10,030	$10,003
10/31/17	$10,050	$10,009
11/30/17	$10,040	$9,996
12/31/17	$10,080	$10,042
1/31/18	$9,980	$9,927
2/28/18	$9,890	$9,833
3/31/18	$9,930	$9,896
4/30/18	$9,850	$9,822
5/31/18	$9,890	$9,892
6/30/18	$9,870	$9,880
7/31/18	$9,890	$9,882
8/31/18	$9,930	$9,946
9/30/18	$9,890	$9,882
10/31/18	$9,800	$9,804
11/30/18	$9,840	$9,862
12/31/18	$9,950	$10,043
1/31/19	$10,100	$10,150
2/28/19	$10,110	$10,144
3/31/19	$10,280	$10,339
4/30/19	$10,290	$10,342
5/31/19	$10,430	$10,525
6/30/19	$10,580	$10,657
7/31/19	$10,620	$10,681
8/31/19	$10,790	$10,958
9/30/19	$10,740	$10,899
10/31/19	$10,770	$10,932
11/30/19	$10,770	$10,927
12/31/19	$10,780	$10,919
1/31/20	$10,980	$11,129
2/29/20	$11,120	$11,329
3/31/20	$10,600	$11,263
4/30/20	$10,850	$11,463
5/31/20	$11,020	$11,516
6/30/20	$11,160	$11,589
7/31/20	$11,430	$11,762
8/31/20	$11,400	$11,667
9/30/20	$11,370	$11,661
10/31/20	$11,340	$11,609
11/30/20	$11,510	$11,722
12/31/20	$11,580	$11,739
1/31/21	$11,540	$11,654
2/28/21	$11,400	$11,486
3/31/21	$11,300	$11,343
4/30/21	$11,400	$11,432
5/31/21	$11,450	$11,470
6/30/21	$11,550	$11,550
7/31/21	$11,650	$11,679
8/31/21	$11,650	$11,657
9/30/21	$11,560	$11,556
10/31/21	$11,560	$11,553
11/30/21	$11,580	$11,587
12/31/21	$11,580	$11,558
1/31/22	$11,340	$11,309
2/28/22	$11,200	$11,182
3/31/22	$10,890	$10,872
4/30/22	$10,500	$10,459
5/31/22	$10,500	$10,527
6/30/22	$10,240	$10,361
7/31/22	$10,490	$10,615
8/31/22	$10,230	$10,315
9/30/22	$9,760	$9,869
10/31/22	$9,630	$9,741
11/30/22	$9,970	$10,099
12/31/22	$9,930	$10,054
1/31/23	$10,250	$10,363
2/28/23	$10,010	$10,095
3/31/23	$10,220	$10,352
4/30/23	$10,260	$10,414
5/31/23	$10,150	$10,301
6/30/23	$10,140	$10,264
7/31/23	$10,150	$10,257
8/31/23	$10,090	$10,192
9/30/23	$9,830	$9,933
10/31/23	$9,670	$9,776
11/30/23	$10,120	$10,219
12/31/23	$10,500	$10,610
1/31/24	$10,490	$10,581
2/29/24	$10,380	$10,431
3/31/24	$10,470	$10,527
4/30/24	$10,240	$10,262
5/31/24	$10,400	$10,436
6/30/24	$10,500	$10,534
7/31/24	$10,740	$10,780
8/31/24	$10,910	$10,935
9/30/24	$11,050	$11,082
10/31/24	$10,800	$10,807
11/30/24	$10,920	$10,921
12/31/24	$10,750	$10,742

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Core Plus Fixed Income VIP Fund	2.38%	(0.06%)	0.87%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.86%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 169,431,639
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 762,698
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$169,431,639
Total # of Portfolio Holdings	402
Total Advisory Fees Paid	$762,698
Portfolio Turnover Rate	123%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	41.5
Agency Mortgage-Backed Securities	31.4
Asset-Backed Securities	17.4
U.S. Government Securities	16.5
Non-Agency Mortgage-Backed Securities	8.7
Senior Secured Loans	1.2
Foreign Government	0.6
Cash/Other Assets and Liabilities	(17.3)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.500%, due 9/30/2029	4.1
U.S. Treasury Bonds, 4.125%, due 8/15/2044	3.8
U.S. Treasury Bonds, 3.875%, due 2/15/2043	2.2
Government National Mortgage Association, 6.000%, due 2/20/2055	2.0
Uniform Mortgage-Backed Security, 5.500%, due 2/1/2040	1.9
U.S. Treasury Bonds, 4.250%, due 8/15/2054	1.8
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.7
U.S. Treasury Notes, 4.250%, due 11/30/2026	1.7
Federal National Mortgage Association, 2.500%, due 8/1/2050	1.5
Government National Mortgage Association, 5.500%, due 2/20/2055	1.3
Total	22.0

Material Fund Change [Text Block]
C000169895
Shareholder Report [Line Items]
Fund Name		Guardian Diversified Research VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$108	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 25.89% for the 12 months ended December 31, 2024, compared to the 25.02% return of the Standard and Poor’s® 500 Index (the “Index”) for the same period.

  The top performing sector within the Index was the communication services sector, followed by the information technology and financials sectors. The materials sector was the worst performer, albeit still modestly positive.

  The Fund’s outperformance relative to the Index was attributable to strong security selection. Sector allocation had a slight negative impact.

  The Fund’s outperformance was predominately driven by security selection. Positions within information technology, health care, materials, communication services, and consumer discretionary sectors proved most favorable to the Fund’s performance.

  Stock decisions within the industrials sector detracted modestly. The Fund’s slight overweight compared to the Index in the materials sector, the weakest performing sector in the Index, had a modest negative impact on relative results, as did the Fund’s modest underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Diversified Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$10,040	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,200	$10,183
1/31/17	$10,700	$10,582
2/28/17	$11,050	$11,002
3/31/17	$11,110	$11,015
4/30/17	$11,260	$11,128
5/31/17	$11,430	$11,284
6/30/17	$11,410	$11,355
7/31/17	$11,680	$11,588
8/31/17	$11,740	$11,624
9/30/17	$11,980	$11,864
10/31/17	$12,290	$12,140
11/30/17	$12,570	$12,513
12/31/17	$12,650	$12,652
1/31/18	$13,410	$13,376
2/28/18	$12,930	$12,883
3/31/18	$12,620	$12,556
4/30/18	$12,530	$12,604
5/31/18	$12,820	$12,907
6/30/18	$12,910	$12,987
7/31/18	$13,380	$13,470
8/31/18	$13,670	$13,909
9/30/18	$13,780	$13,988
10/31/18	$12,760	$13,032
11/30/18	$12,940	$13,298
12/31/18	$11,840	$12,097
1/31/19	$12,830	$13,067
2/28/19	$13,240	$13,486
3/31/19	$13,480	$13,748
4/30/19	$14,210	$14,305
5/31/19	$13,280	$13,396
6/30/19	$14,230	$14,340
7/31/19	$14,480	$14,546
8/31/19	$14,200	$14,315
9/30/19	$14,420	$14,583
10/31/19	$14,790	$14,899
11/30/19	$15,330	$15,440
12/31/19	$15,850	$15,906
1/31/20	$15,790	$15,900
2/29/20	$14,560	$14,591
3/31/20	$12,760	$12,789
4/30/20	$14,320	$14,428
5/31/20	$15,130	$15,115
6/30/20	$15,530	$15,416
7/31/20	$16,400	$16,285
8/31/20	$17,620	$17,456
9/30/20	$16,940	$16,793
10/31/20	$16,480	$16,346
11/30/20	$18,330	$18,135
12/31/20	$19,050	$18,833
1/31/21	$18,800	$18,642
2/28/21	$19,380	$19,157
3/31/21	$20,060	$19,995
4/30/21	$21,130	$21,063
5/31/21	$21,200	$21,210
6/30/21	$21,710	$21,705
7/31/21	$22,240	$22,220
8/31/21	$22,970	$22,896
9/30/21	$21,830	$21,831
10/31/21	$23,480	$23,361
11/30/21	$23,030	$23,199
12/31/21	$23,630	$24,239
1/31/22	$22,470	$22,984
2/28/22	$21,700	$22,296
3/31/22	$22,300	$23,124
4/30/22	$20,470	$21,107
5/31/22	$20,590	$21,146
6/30/22	$18,910	$19,401
7/31/22	$20,690	$21,190
8/31/22	$19,830	$20,325
9/30/22	$17,930	$18,453
10/31/22	$19,500	$19,947
11/30/22	$20,650	$21,062
12/31/22	$19,440	$19,849
1/31/23	$20,640	$21,096
2/28/23	$20,190	$20,581
3/31/23	$20,860	$21,337
4/30/23	$21,260	$21,670
5/31/23	$21,510	$21,764
6/30/23	$22,920	$23,202
7/31/23	$23,620	$23,947
8/31/23	$23,310	$23,566
9/30/23	$22,320	$22,443
10/31/23	$21,930	$21,971
11/30/23	$23,960	$23,977
12/31/23	$25,070	$25,066
1/31/24	$25,650	$25,488
2/29/24	$27,150	$26,849
3/31/24	$28,150	$27,712
4/30/24	$26,990	$26,581
5/31/24	$28,440	$27,899
6/30/24	$29,460	$28,900
7/31/24	$29,670	$29,251
8/31/24	$30,230	$29,961
9/30/24	$31,070	$30,601
10/31/24	$30,770	$30,323
11/30/24	$32,450	$32,103
12/31/24	$31,560	$31,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Diversified Research VIP Fund	25.89%	14.77%	14.79%
Standard & Poor’s 500 Index	25.02%	14.53%	14.69%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 114,171,260
Holdings Count | Holding		136
Advisory Fees Paid, Amount		$ 698,549
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$114,171,260
Total # of Portfolio Holdings	136
Total Advisory Fees Paid	$698,549
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	30.4
Financials	13.9
Consumer Discretionary	11.6
Health Care	10.6
Communication Services	9.1
Industrials	6.8
Consumer Staples	6.2
Energy	3.4
Materials	3.3
Utilities	2.7
Real Estate	1.5
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.6
Apple, Inc.	6.6
NVIDIA Corp.	5.7
Amazon.com, Inc.	4.6
Alphabet, Inc., Class A	3.5
Meta Platforms, Inc., Class A	2.9
Broadcom, Inc.	2.7
Oracle Corp.	2.3
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.9
Total	38.8

Material Fund Change [Text Block]
C000200218
Shareholder Report [Line Items]
Fund Name		Guardian Global Utilities VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$113	1.04%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.74% for the 12 months ended December 31, 2024, compared to the 11.82% return of the MSCI® ACWI® Utilities Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 3.82% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the replacement for the MSCI® ACWI® Utilities Index as the Fund's regulatory-required index.

  Global equities rose in 2024 driven by strong earnings from select mega-cap tech companies.

  The Fund’s performance relative to the Index was driven by strong security selection. Strong selection in the independent power producers and energy traders and gas utilities sectors was partially offset by weaker selection in electric utilities and multi-utilities.

  Sector allocation and the Fund’s bottom-up stock selection process also contributed to relative results. The Fund’s overweight allocation compared to the Index in independent power producers and energy traders contributed positively but was partially offset by its underweight to electric utilities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Global Utilities VIP Fund	MSCI EAFE Index	MSCI ACWI Utilities Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$9,990	$10,130	$10,044
12/31/19	$9,810	$10,244	$9,826
1/31/20	$10,620	$10,356	$10,710
2/29/20	$9,880	$9,420	$9,863
3/31/20	$8,520	$8,163	$8,688
4/30/20	$8,730	$8,690	$9,013
5/31/20	$9,030	$9,069	$9,368
6/30/20	$9,070	$9,377	$9,260
7/31/20	$9,730	$9,596	$9,879
8/31/20	$9,520	$10,089	$9,707
9/30/20	$9,400	$9,827	$9,626
10/31/20	$9,680	$9,435	$9,791
11/30/20	$10,250	$10,897	$10,365
12/31/20	$10,700	$11,404	$10,610
1/31/21	$10,990	$11,283	$10,475
2/28/21	$10,560	$11,536	$9,937
3/31/21	$11,230	$11,801	$10,672
4/30/21	$11,650	$12,156	$10,969
5/31/21	$11,620	$12,552	$10,938
6/30/21	$11,550	$12,411	$10,624
7/31/21	$11,860	$12,505	$10,901
8/31/21	$12,210	$12,725	$11,309
9/30/21	$11,590	$12,356	$10,598
10/31/21	$12,010	$12,660	$11,060
11/30/21	$11,530	$12,071	$10,798
12/31/21	$12,450	$12,689	$11,676
1/31/22	$12,030	$12,075	$11,329
2/28/22	$12,010	$11,862	$11,263
3/31/22	$12,730	$11,938	$11,812
4/30/22	$12,130	$11,166	$11,450
5/31/22	$12,800	$11,250	$11,753
6/30/22	$11,790	$10,206	$10,967
7/31/22	$12,350	$10,714	$11,518
8/31/22	$12,300	$10,205	$11,397
9/30/22	$10,980	$9,251	$10,093
10/31/22	$11,360	$9,748	$10,324
11/30/22	$12,460	$10,846	$11,131
12/31/22	$12,330	$10,855	$11,132
1/31/23	$12,460	$11,734	$11,114
2/28/23	$11,830	$11,489	$10,531
3/31/23	$12,280	$11,774	$11,056
4/30/23	$12,620	$12,106	$11,379
5/31/23	$11,930	$11,594	$10,752
6/30/23	$12,310	$12,121	$11,048
7/31/23	$12,490	$12,514	$11,262
8/31/23	$11,850	$12,034	$10,622
9/30/23	$11,280	$11,623	$10,095
10/31/23	$11,250	$11,152	$10,111
11/30/23	$12,020	$12,187	$10,797
12/31/23	$12,460	$12,835	$11,182
1/31/24	$11,960	$12,908	$10,857
2/29/24	$12,090	$13,145	$10,803
3/31/24	$12,800	$13,577	$11,348
4/30/24	$12,950	$13,229	$11,468
5/31/24	$14,070	$13,742	$12,275
6/30/24	$13,290	$13,520	$11,754
7/31/24	$14,170	$13,917	$12,483
8/31/24	$14,850	$14,369	$13,001
9/30/24	$15,540	$14,502	$13,702
10/31/24	$15,180	$13,713	$13,231
11/30/24	$15,760	$13,635	$13,356
12/31/24	$14,670	$13,325	$12,504

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Global Utilities VIP Fund	17.74%	7.39%	7.65%
MSCI EAFE Index	3.82%	4.73%	5.68%
MSCI ACWI Utilities Index	11.82%	4.11%	4.39%

Performance Inception Date		Oct. 21, 2019
AssetsNet		$ 47,957,895
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 262,020
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$47,957,895
Total # of Portfolio Holdings	26
Total Advisory Fees Paid	$262,020
Portfolio Turnover Rate	29%

Holdings [Text Block]

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	67.1
Europe	18.7
Asia-Pacific	6.5
United Kingdom	4.4
South America	2.8
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Vistra Corp.	9.7
Sempra	7.7
American Electric Power Co., Inc.	7.1
PG&E Corp.	4.9
Atmos Energy Corp.	4.9
Edison International	4.6
Dominion Energy, Inc.	4.5
Engie SA	4.5
Duke Energy Corp.	4.5
Iberdrola SA	4.5
Total	56.9

Material Fund Change [Text Block]
C000169897
Shareholder Report [Line Items]
Fund Name		Guardian Growth & Income VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$102	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.00% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  Security selection weighed on relative performance; selection within the industrials and energy sectors detracted, while selection within the consumer staples and technology sectors contributed to the Fund’s performance.

  Sector selection also negatively impacted Fund’s performance, with an overweight compared to the Index in the healthcare sector and underweight to the utilities sector detracted, while underweights to the real estate and materials sectors contributed to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Growth & Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,990	$10,006	$9,990
11/30/16	$9,820	$9,811	$9,836
12/31/16	$10,500	$10,197	$10,397
1/31/17	$10,750	$10,598	$10,733
2/28/17	$11,120	$11,008	$11,119
3/31/17	$11,030	$11,015	$11,006
4/30/17	$11,080	$11,131	$10,985
5/31/17	$11,100	$11,274	$10,974
6/30/17	$11,280	$11,352	$11,154
7/31/17	$11,520	$11,577	$11,302
8/31/17	$11,520	$11,613	$11,170
9/30/17	$11,910	$11,861	$11,501
10/31/17	$12,160	$12,133	$11,585
11/30/17	$12,640	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,500	$13,336	$12,582
2/28/18	$12,890	$12,846	$11,981
3/31/18	$12,620	$12,555	$11,770
4/30/18	$12,590	$12,597	$11,809
5/31/18	$12,590	$12,919	$11,879
6/30/18	$12,630	$13,003	$11,909
7/31/18	$13,290	$13,451	$12,380
8/31/18	$13,540	$13,915	$12,563
9/30/18	$13,660	$13,968	$12,588
10/31/18	$12,920	$12,979	$11,936
11/30/18	$13,100	$13,243	$12,292
12/31/18	$11,810	$12,037	$11,112
1/31/19	$12,730	$13,046	$11,977
2/28/19	$13,060	$13,488	$12,360
3/31/19	$13,030	$13,723	$12,438
4/30/19	$13,480	$14,277	$12,879
5/31/19	$12,640	$13,367	$12,051
6/30/19	$13,460	$14,305	$12,916
7/31/19	$13,580	$14,527	$13,024
8/31/19	$13,120	$14,261	$12,641
9/30/19	$13,640	$14,509	$13,092
10/31/19	$14,000	$14,816	$13,275
11/30/19	$14,430	$15,376	$13,685
12/31/19	$14,640	$15,820	$14,061
1/31/20	$14,100	$15,837	$13,759
2/29/20	$12,810	$14,543	$12,426
3/31/20	$10,610	$12,621	$10,303
4/30/20	$12,020	$14,289	$11,461
5/31/20	$12,400	$15,043	$11,854
6/30/20	$12,230	$15,375	$11,775
7/31/20	$12,610	$16,276	$12,241
8/31/20	$13,040	$17,470	$12,747
9/30/20	$12,660	$16,832	$12,434
10/31/20	$12,420	$16,426	$12,270
11/30/20	$14,390	$18,360	$13,921
12/31/20	$14,950	$19,136	$14,455
1/31/21	$14,890	$18,979	$14,322
2/28/21	$15,720	$19,529	$15,188
3/31/21	$16,840	$20,268	$16,081
4/30/21	$17,550	$21,359	$16,724
5/31/21	$18,100	$21,460	$17,115
6/30/21	$17,980	$21,998	$16,919
7/31/21	$18,360	$22,455	$17,054
8/31/21	$18,580	$23,105	$17,392
9/30/21	$17,890	$22,044	$16,787
10/31/21	$18,730	$23,573	$17,639
11/30/21	$18,020	$23,257	$17,018
12/31/21	$19,170	$24,199	$18,091
1/31/22	$18,770	$22,835	$17,670
2/28/22	$18,690	$22,208	$17,465
3/31/22	$18,970	$22,957	$17,958
4/30/22	$18,000	$20,911	$16,945
5/31/22	$18,370	$20,879	$17,274
6/30/22	$16,740	$19,131	$15,765
7/31/22	$17,740	$20,912	$16,811
8/31/22	$17,210	$20,109	$16,310
9/30/22	$15,930	$18,249	$14,879
10/31/22	$17,890	$19,712	$16,405
11/30/22	$18,970	$20,779	$17,430
12/31/22	$18,170	$19,570	$16,728
1/31/23	$19,060	$20,883	$17,594
2/28/23	$18,430	$20,386	$16,974
3/31/23	$18,120	$21,031	$16,896
4/30/23	$18,330	$21,291	$17,150
5/31/23	$17,640	$21,390	$16,489
6/30/23	$18,740	$22,835	$17,584
7/31/23	$19,550	$23,620	$18,203
8/31/23	$19,210	$23,207	$17,711
9/30/23	$18,690	$22,116	$17,028
10/31/23	$18,040	$21,582	$16,427
11/30/23	$19,150	$23,597	$17,666
12/31/23	$20,270	$24,762	$18,645
1/31/24	$20,540	$25,108	$18,664
2/29/24	$21,230	$26,464	$19,353
3/31/24	$22,190	$27,312	$20,320
4/30/24	$21,120	$26,150	$19,452
5/31/24	$21,860	$27,381	$20,069
6/30/24	$21,780	$28,287	$19,880
7/31/24	$22,690	$28,699	$20,897
8/31/24	$23,200	$29,379	$21,457
9/30/24	$23,060	$30,007	$21,755
10/31/24	$22,840	$29,798	$21,516
11/30/24	$24,090	$31,716	$22,890
12/31/24	$22,500	$30,832	$21,324

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Growth & Income VIP Fund	11.00%	8.98%	10.22%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Value Index	14.37%	8.68%	9.52%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 107,961,756
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 705,895
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$107,961,756
Total # of Portfolio Holdings	72
Total Advisory Fees Paid	$705,895
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	23.9
Health Care	17.2
Industrials	16.1
Information Technology	10.0
Consumer Staples	9.4
Consumer Discretionary	7.7
Energy	6.6
Communication Services	4.2
Materials	3.5
Real Estate	0.6
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	3.9
Berkshire Hathaway, Inc., Class B	3.9
Walmart, Inc.	3.7
Philip Morris International, Inc.	3.7
Accenture PLC, Class A	3.1
Fiserv, Inc.	3.0
S&P Global, Inc.	2.7
Regeneron Pharmaceuticals, Inc.	2.7
Citigroup, Inc.	2.7
Johnson & Johnson	2.6
Total	32.0

Material Fund Change [Text Block]
C000219765
Shareholder Report [Line Items]
Fund Name		Guardian All Cap Core VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$90	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 20.10% for the 12 months ended December 31, 2024, compared to the 23.81% return of the Russell 3000® Index (the “Index”), for the same period.

  Looking broadly at the U.S. equity markets in 2024, the Index was up nearly 24%, but the median performance of the Index’s constituents was up less than 4%, and nearly half of the stocks in the Index had a negative return.

  Following strong performance in 2023, the so-called “Magnificent Seven” stocks continued their momentum in 2024 with an average return of over 60%.

  Top detractors from Fund’s performance included stock selection in the technology and industrial sectors. In contrast, stock selection in the health care and energy sectors contributed to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian All Cap Core VIP Fund	Russell 3000 Index
10/25/21	$10,000	$10,000
11/30/21	$10,050	$10,058
12/31/21	$9,850	$9,905
1/31/22	$9,660	$9,689
2/28/22	$9,460	$9,445
3/31/22	$9,660	$9,752
4/30/22	$8,890	$8,876
5/31/22	$8,950	$8,864
6/30/22	$8,280	$8,123
7/31/22	$9,000	$8,885
8/31/22	$8,620	$8,553
9/30/22	$7,890	$7,760
10/31/22	$8,540	$8,397
11/30/22	$8,930	$8,835
12/31/22	$8,460	$8,318
1/31/23	$9,010	$8,890
2/28/23	$8,720	$8,683
3/31/23	$8,940	$8,915
4/30/23	$9,100	$9,010
5/31/23	$9,060	$9,045
6/30/23	$9,650	$9,662
7/31/23	$9,910	$10,009
8/31/23	$9,730	$9,816
9/30/23	$9,280	$9,348
10/31/23	$9,080	$9,100
11/30/23	$9,910	$9,949
12/31/23	$10,400	$10,477
1/31/24	$10,520	$10,593
2/29/24	$11,120	$11,166
3/31/24	$11,480	$11,526
4/30/24	$10,930	$11,019
5/31/24	$11,390	$11,540
6/30/24	$11,670	$11,897
7/31/24	$11,840	$12,118
8/31/24	$12,060	$12,382
9/30/24	$12,230	$12,638
10/31/24	$12,190	$12,545
11/30/24	$12,950	$13,380
12/31/24	$12,490	$12,971

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian All Cap Core VIP Fund	20.10%	7.23%
Russell 3000 Index	23.81%	29.71%

Performance Inception Date		Oct. 25, 2021
Material Change Date	Jan. 01, 2024
AssetsNet		$ 180,632,493
Holdings Count | Holding		184
Advisory Fees Paid, Amount		$ 765,162
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$180,632,493
Total # of Portfolio Holdings	184
Total Advisory Fees Paid	$765,162
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	27.4
Financials	14.2
Consumer Discretionary	11.8
Industrials	11.4
Health Care	11.0
Communication Services	9.7
Consumer Staples	4.6
Energy	3.5
Utilities	2.3
Materials	2.2
Real Estate	1.7
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.8
Amazon.com, Inc.	5.1
NVIDIA Corp.	4.6
Alphabet, Inc., Class A	3.7
Apple, Inc.	2.9
Meta Platforms, Inc., Class A	2.5
JPMorgan Chase & Co.	1.9
Visa, Inc., Class A	1.8
Marvell Technology, Inc.	1.6
Johnson & Johnson	1.4
Total	32.3

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.78% to 0.93%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.78% to 0.93%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000219766
Shareholder Report [Line Items]
Fund Name		Guardian Balanced Allocation VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$95	0.89%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 13.81% for the 12 months ended December 31, 2024, compared to the 16.26% return of the blended index (the “Index”), an index with similar investment characteristics as the Fund, which consists of the Standard & Poor’s 500® Index and the Bloomberg US Aggregate Bond Index, weighted 65%/35%, respectively, for the same period.

  The Standard & Poor’s 500® Index returned 25.02% for the same period.

  The Bloomberg US Aggregate Bond Index returned 1.25% for the same period.

  In the Fund’s equity allocation, weak performance in the information technology and health care sectors was partially offset by selection in the communication services and energy sectors.

  In the Fund’s fixed income allocation, positioning within investment-grade credit was the primary driver of outperformance relative to the Index, largely due to the industrials and utilities sectors.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Balanced Allocation VIP Fund	Standard & Poor’s 500 Index	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000	$10,000	$10,000
5/31/22	$10,020	$9,962	$10,018	$10,125
6/30/22	$9,420	$9,139	$9,426	$9,966
7/31/22	$10,020	$9,982	$10,071	$10,209
8/31/22	$9,700	$9,575	$9,705	$9,921
9/30/22	$8,990	$8,693	$8,977	$9,492
10/31/22	$9,350	$9,397	$9,409	$9,369
11/30/22	$9,810	$9,922	$9,872	$9,714
12/31/22	$9,460	$9,351	$9,486	$9,670
1/31/23	$9,980	$9,938	$9,976	$9,967
2/28/23	$9,720	$9,696	$9,727	$9,710
3/31/23	$10,010	$10,052	$10,046	$9,956
4/30/23	$10,140	$10,208	$10,169	$10,017
5/31/23	$10,090	$10,253	$10,159	$9,908
6/30/23	$10,430	$10,930	$10,583	$9,872
7/31/23	$10,630	$11,281	$10,801	$9,865
8/31/23	$10,490	$11,102	$10,665	$9,802
9/30/23	$10,090	$10,572	$10,240	$9,553
10/31/23	$9,890	$10,350	$10,043	$9,403
11/30/23	$10,680	$11,295	$10,799	$9,828
12/31/23	$11,150	$11,809	$11,262	$10,205
1/31/24	$11,270	$12,007	$11,375	$10,177
2/29/24	$11,640	$12,648	$11,713	$10,033
3/31/24	$11,920	$13,055	$11,996	$10,125
4/30/24	$11,520	$12,522	$11,571	$9,870
5/31/24	$11,910	$13,143	$12,013	$10,037
6/30/24	$12,140	$13,614	$12,333	$10,132
7/31/24	$12,220	$13,780	$12,531	$10,369
8/31/24	$12,480	$14,114	$12,792	$10,518
9/30/24	$12,620	$14,416	$13,030	$10,658
10/31/24	$12,450	$14,285	$12,840	$10,394
11/30/24	$12,990	$15,124	$13,377	$10,504
12/31/24	$12,690	$14,763	$13,093	$10,332

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Balanced Allocation VIP Fund	13.81%	9.35%
Standard & Poor’s 500 Index	25.02%	15.73%
Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	16.26%	10.63%
Bloomberg US Aggregate Bond Index	1.25%	1.23%

Performance Inception Date		May 02, 2022
Material Change Date	Jan. 01, 2024
AssetsNet		$ 219,177,428
Holdings Count | Holding		483
Advisory Fees Paid, Amount		$ 1,075,083
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$219,177,428
Total # of Portfolio Holdings	483
Total Advisory Fees Paid	$1,075,083
Portfolio Turnover Rate	82%

Holdings [Text Block]

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	64.8
Fixed Income	34.5
Cash/Other Assets and Liabilities	0.7

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	14.8
Agency Mortgage-Backed Securities	9.4
Corporate Bonds & Notes	7.8
Asset-Backed Securities	1.4
U.S. Treasury Bills	0.8
Non-Agency Mortgage-Backed Securities	0.5
Municipals	0.4
Foreign Government	0.2
Agency Mortgage-Backed Securities TBA Sale Commitments	(0.8)
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	4.5
Apple, Inc.	4.5
Microsoft Corp.	4.4
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.8
Berkshire Hathaway, Inc., Class B	1.3
Exxon Mobil Corp.	1.1
Eli Lilly & Co.	1.1
Total	27.3

Largest Holdings [Text Block]

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	20.5
Financials	9.1
Health Care	7.6
Consumer Discretionary	7.2
Industrials	5.4
Communication Services	5.4
Consumer Staples	2.8
Energy	2.5
Utilities	1.9
Materials	1.3
Real Estate	1.1

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.89% to 0.95%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.89% to 0.95%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000223918
Shareholder Report [Line Items]
Fund Name		Guardian Equity Income VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$66	0.63%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.07% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  U.S. equities rose for four consecutive quarters in 2024, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s underperformance was driven by weak security selection. Weak selection in the consumer staples, materials, and industrials sectors was partially offset by stronger selection in the information technology sector.

  Sector allocation and the Fund’s bottom-up stock selection process also detracted from relative results compared to the Index, driven by an underweight allocation to the financials sector, which was partially offset by an overweight in the utilities sector.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Equity Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,340	$9,922	$10,194
6/30/22	$9,570	$9,091	$9,304
7/31/22	$10,090	$9,938	$9,921
8/31/22	$9,820	$9,556	$9,625
9/30/22	$9,080	$8,672	$8,781
10/31/22	$9,990	$9,367	$9,681
11/30/22	$10,660	$9,874	$10,286
12/31/22	$10,260	$9,300	$9,872
1/31/23	$10,610	$9,923	$10,383
2/28/23	$10,200	$9,687	$10,017
3/31/23	$10,100	$9,994	$9,971
4/30/23	$10,280	$10,118	$10,121
5/31/23	$9,880	$10,165	$9,731
6/30/23	$10,470	$10,851	$10,377
7/31/23	$10,870	$11,224	$10,742
8/31/23	$10,580	$11,028	$10,452
9/30/23	$10,180	$10,510	$10,049
10/31/23	$9,890	$10,256	$9,694
11/30/23	$10,490	$11,213	$10,426
12/31/23	$11,020	$11,767	$11,003
1/31/24	$10,770	$11,931	$11,015
2/29/24	$11,010	$12,575	$11,421
3/31/24	$11,540	$12,979	$11,992
4/30/24	$11,190	$12,426	$11,480
5/31/24	$11,580	$13,011	$11,844
6/30/24	$11,450	$13,442	$11,732
7/31/24	$12,010	$13,638	$12,332
8/31/24	$12,320	$13,961	$12,663
9/30/24	$12,490	$14,259	$12,839
10/31/24	$12,370	$14,160	$12,697
11/30/24	$12,880	$15,071	$13,508
12/31/24	$12,130	$14,651	$12,584

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Equity Income VIP Fund	10.07%	7.51%
Russell 1000 Index	24.51%	15.40%
Russell 1000 Value Index	14.37%	9.00%

Performance Inception Date		May 02, 2022
Material Change Date	Jan. 01, 2024
AssetsNet		$ 124,272,423
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 620,337
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$124,272,423
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$620,337
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	18.7
Health Care	16.3
Industrials	13.3
Information Technology	9.6
Utilities	8.9
Energy	8.1
Consumer Staples	8.0
Real Estate	5.6
Consumer Discretionary	4.0
Materials	3.3
Communication Services	2.0
Cash/Other Assets and Liabilities	2.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.1
ConocoPhillips	3.1
UnitedHealth Group, Inc.	2.7
Pfizer, Inc.	2.6
Gilead Sciences, Inc.	2.6
Johnson & Johnson	2.5
Merck & Co., Inc.	2.1
Cisco Systems, Inc.	2.1
American International Group, Inc.	1.9
Gaming & Leisure Properties, Inc.	1.8
Total	25.5

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.55% to 0.70%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.55% to 0.70%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000219767
Shareholder Report [Line Items]
Fund Name		Guardian Select Mid Cap Core VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$98	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.43% for the 12 months ended December 31, 2024, compared to the 13.93 % return of the Standard & Poor’s MidCap 400® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Standard & Poor’s MidCap 400® Index as the Fund's regulatory-required index.

  Due to the Fund’s sector neutral philosophy, security selection was the primary contributor to relative return compared to the Index, with stock picking in the industrials sector coming in as the largest contributor to the Fund’s performance for the year. The materials and utilities sectors were also among the top contributors to performance.

  Security selection within the information technology sector was the primary detractor to the Fund’s performance.

  Security selection in the health care and energy sectors also detracted from the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Select Mid Cap Core VIP Fund	Russell 3000 Index	Standard & Poor's MidCap 400 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,947
12/31/21	$9,490	$9,905	$9,654
1/31/22	$9,280	$9,689	$9,413
2/28/22	$9,450	$9,445	$9,518
3/31/22	$9,770	$9,752	$9,650
4/30/22	$9,170	$8,876	$8,964
5/31/22	$9,190	$8,864	$9,031
6/30/22	$8,220	$8,123	$8,162
7/31/22	$9,040	$8,885	$9,048
8/31/22	$8,580	$8,553	$8,767
9/30/22	$7,790	$7,760	$7,961
10/31/22	$8,550	$8,397	$8,799
11/30/22	$9,050	$8,835	$9,337
12/31/22	$8,650	$8,318	$8,820
1/31/23	$9,540	$8,890	$9,634
2/28/23	$9,330	$8,683	$9,459
3/31/23	$9,070	$8,915	$9,155
4/30/23	$9,010	$9,010	$9,084
5/31/23	$8,690	$9,045	$8,794
6/30/23	$9,430	$9,662	$9,600
7/31/23	$9,840	$10,009	$9,996
8/31/23	$9,470	$9,816	$9,707
9/30/23	$8,960	$9,348	$9,196
10/31/23	$8,520	$9,100	$8,705
11/30/23	$9,210	$9,949	$9,446
12/31/23	$10,060	$10,477	$10,269
1/31/24	$9,870	$10,593	$10,094
2/29/24	$10,480	$11,166	$10,693
3/31/24	$10,960	$11,526	$11,292
4/30/24	$10,290	$11,019	$10,612
5/31/24	$10,760	$11,540	$11,078
6/30/24	$10,510	$11,897	$10,903
7/31/24	$11,150	$12,118	$11,536
8/31/24	$11,120	$12,382	$11,527
9/30/24	$11,310	$12,638	$11,660
10/31/24	$11,150	$12,545	$11,577
11/30/24	$12,190	$13,380	$12,597
12/31/24	$11,310	$12,971	$11,700

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Select Mid Cap Core VIP Fund	12.43%	3.94%
Russell 3000 Index	23.81%	29.71%
Standard & Poor's MidCap 400 Index	13.93%	17.00%

Performance Inception Date		Oct. 25, 2021
Material Change Date	Jan. 01, 2024
AssetsNet		$ 189,735,610
Holdings Count | Holding		206
Advisory Fees Paid, Amount		$ 1,066,280
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$189,735,610
Total # of Portfolio Holdings	206
Total Advisory Fees Paid	$1,066,280
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	21.7
Financials	17.6
Consumer Discretionary	14.0
Information Technology	10.2
Health Care	9.3
Real Estate	6.7
Materials	6.0
Consumer Staples	4.8
Energy	4.5
Utilities	2.6
Communication Services	1.4
Government	0.1
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Bancorp, Inc.	1.8
XPO, Inc.	1.5
Carlisle Cos., Inc.	1.3
Popular, Inc.	1.2
Expand Energy Corp.	1.2
Esab Corp.	1.2
HEICO Corp., Class A	1.1
Masimo Corp.	1.1
Williams-Sonoma, Inc.	1.1
Flowserve Corp.	1.1
Total	12.6

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.87% to 1.06%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.87% to 1.06%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000219768
Shareholder Report [Line Items]
Fund Name		Guardian Small-Mid Cap Core VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Mid Cap Core VIP Fund	$102	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.31% for the 12 months ended December 31, 2024, compared to the 12.00% return of the Russell 2500® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell 2500® Index as the Fund's regulatory-required index.

  Exposure to the materials and real estate sectors and life science tools in the healthcare sector were the largest detractors from performance as many companies within those industries continue to navigate an extended downcycle.

  The Fund’s process continues to rely on evaluating a company’s private market value to determine the risk/reward assessment of investments.

  Stock selection in the health care, real estate, and materials sectors, along with an overweight allocation to the materials sector, detracted from the Fund’s relative performance.

  The Fund’s underweight position compared to the Index in the utilities sector also detracted from the Fund’s relative performance.

  Stock selection in the financials sector and an underweight allocation compared to the Index in the energy sector contributed to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Small-Mid Cap Core VIP Fund	Russell 3000 Index	Russell 2500 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,938
12/31/21	$9,590	$9,905	$9,524
1/31/22	$9,300	$9,689	$9,017
2/28/22	$9,170	$9,445	$9,119
3/31/22	$9,280	$9,752	$9,264
4/30/22	$8,630	$8,876	$8,474
5/31/22	$8,510	$8,864	$8,503
6/30/22	$7,840	$8,123	$7,691
7/31/22	$8,540	$8,885	$8,486
8/31/22	$8,270	$8,553	$8,261
9/30/22	$7,530	$7,760	$7,474
10/31/22	$8,060	$8,397	$8,191
11/30/22	$8,640	$8,835	$8,537
12/31/22	$8,330	$8,318	$8,029
1/31/23	$9,240	$8,890	$8,832
2/28/23	$9,090	$8,683	$8,625
3/31/23	$8,850	$8,915	$8,301
4/30/23	$8,740	$9,010	$8,193
5/31/23	$8,370	$9,045	$8,049
6/30/23	$9,040	$9,662	$8,735
7/31/23	$9,400	$10,009	$9,169
8/31/23	$9,190	$9,816	$8,809
9/30/23	$8,620	$9,348	$8,317
10/31/23	$8,040	$9,100	$7,812
11/30/23	$8,830	$9,949	$8,515
12/31/23	$9,660	$10,477	$9,428
1/31/24	$9,500	$10,593	$9,181
2/29/24	$10,030	$11,166	$9,681
3/31/24	$10,330	$11,526	$10,080
4/30/24	$9,480	$11,019	$9,405
5/31/24	$9,910	$11,540	$9,796
6/30/24	$9,760	$11,897	$9,650
7/31/24	$10,390	$12,118	$10,366
8/31/24	$10,410	$12,382	$10,340
9/30/24	$10,460	$12,638	$10,494
10/31/24	$10,170	$12,545	$10,396
11/30/24	$11,080	$13,380	$11,420
12/31/24	$10,270	$12,971	$10,559

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Small-Mid Cap Core VIP Fund	6.31%	0.84%
Russell 3000 Index	23.81%	29.71%
Russell 2500 Index	12.00%	5.59%

Performance Inception Date		Oct. 25, 2021
Material Change Date	Jan. 01, 2024
AssetsNet		$ 239,161,064
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 1,630,213
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$239,161,064
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$1,630,213
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	18.3
Information Technology	17.9
Health Care	12.9
Consumer Discretionary	9.5
Materials	8.8
Real Estate	8.4
Consumer Staples	1.3
Communication Services	0.5
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.8
Melrose Industries PLC	2.1
Teledyne Technologies, Inc.	2.1
ON Semiconductor Corp.	1.9
HealthEquity, Inc.	1.9
Bio-Rad Laboratories, Inc., Class A	1.8
Regal Rexnord Corp.	1.8
Reinsurance Group of America, Inc.	1.7
Arch Capital Group Ltd.	1.7
Sun Communities, Inc.	1.7
Total	19.5

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.93% to 1.07%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.93% to 1.07%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000219769
Shareholder Report [Line Items]
Fund Name		Guardian Strategic Large Cap Core VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$98	0.89%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 19.73% for the 12 months ended December 31, 2024, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 25.02% for the same period.

  Security selection had a negative impact on relative performance; selection within the technology and communication services sectors detracted, while selection within the healthcare and consumer staples sectors contributed to the Fund’s performance.

  Sector selection also negatively impacted the Fund’s performance; an overweight compared to the Index to the healthcare sector and an underweight to the industrials sector detracted, while underweights to the materials and real estate sectors contributed to the Fund’s relative performance.

  The Fund focused on adding high-quality companies with strong cash-flow, increasing exposure to defensive securities and reducing higher-risk securities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Strategic Large Cap Core VIP Fund	Standard & Poor’s 500 Index
10/25/21	$10,000	$10,000
11/30/21	$10,010	$10,087
12/31/21	$9,820	$10,017
1/31/22	$9,850	$9,924
2/28/22	$9,570	$9,627
3/31/22	$9,910	$9,985
4/30/22	$9,300	$9,114
5/31/22	$9,390	$9,131
6/30/22	$8,900	$8,377
7/31/22	$9,400	$9,150
8/31/22	$9,090	$8,776
9/30/22	$8,400	$7,968
10/31/22	$9,140	$8,613
11/30/22	$9,620	$9,095
12/31/22	$9,280	$8,571
1/31/23	$9,530	$9,109
2/28/23	$9,260	$8,887
3/31/23	$9,610	$9,213
4/30/23	$9,870	$9,357
5/31/23	$9,910	$9,398
6/30/23	$10,380	$10,019
7/31/23	$10,590	$10,340
8/31/23	$10,520	$10,176
9/30/23	$10,120	$9,691
10/31/23	$10,130	$9,487
11/30/23	$10,880	$10,353
12/31/23	$11,150	$10,824
1/31/24	$11,490	$11,005
2/29/24	$11,830	$11,593
3/31/24	$12,120	$11,966
4/30/24	$11,660	$11,477
5/31/24	$12,100	$12,046
6/30/24	$12,580	$12,479
7/31/24	$12,810	$12,631
8/31/24	$13,110	$12,937
9/30/24	$13,270	$13,213
10/31/24	$13,140	$13,093
11/30/24	$13,680	$13,862
12/31/24	$13,350	$13,532

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Strategic Large Cap Core VIP Fund	19.73%	9.49%
Standard & Poor’s 500 Index	25.02%	35.32%

Performance Inception Date		Oct. 25, 2021
Material Change Date	Jan. 01, 2024
AssetsNet		$ 211,841,559
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 1,220,922
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$211,841,559
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$1,220,922
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	30.7
Financials	15.8
Health Care	11.7
Consumer Discretionary	9.5
Industrials	9.4
Communication Services	8.5
Consumer Staples	6.2
Energy	2.2
Utilities	2.0
Real Estate	1.1
Materials	1.0
Cash/Other Assets and Liabilities	1.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.3
Apple, Inc.	4.3
Alphabet, Inc., Class C	4.0
Broadcom, Inc.	3.8
Amazon.com, Inc.	2.9
Fiserv, Inc.	2.4
NVIDIA Corp.	2.3
AbbVie, Inc.	2.2
Visa, Inc., Class A	2.0
Merck & Co., Inc.	1.8
Total	34.0

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.91%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.91%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000169894
Shareholder Report [Line Items]
Fund Name		Guardian Integrated Research VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$96	0.85%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 25.85% for the 12 months ended December 31, 2024, compared to the 25.02% return of the Standard & Poor’s 500® Index (the “Index”) for the same period.

  U.S. equities rose in 2024 amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s performance was driven by strong security selection. Security selection in the information technology, health care, and communication services sectors was partially offset by weak security selection in the consumer staples, consumer discretionary, and energy sectors.

  Sector allocation and the Fund’s bottom-up stock selection process also contributed to the Fund’s performance relative to the Index. Contributing most to the Fund’s performance was an underweight allocation compared to the Index in the materials and consumer staples sectors, which was partially offset by an overweight to the health care sector.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Integrated Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,090	$10,183
1/31/17	$10,460	$10,582
2/28/17	$10,890	$11,002
3/31/17	$10,840	$11,015
4/30/17	$10,890	$11,128
5/31/17	$11,020	$11,284
6/30/17	$11,100	$11,355
7/31/17	$11,290	$11,588
8/31/17	$11,290	$11,624
9/30/17	$11,530	$11,864
10/31/17	$11,770	$12,140
11/30/17	$12,140	$12,513
12/31/17	$12,280	$12,652
1/31/18	$12,930	$13,376
2/28/18	$12,390	$12,883
3/31/18	$12,040	$12,556
4/30/18	$12,110	$12,604
5/31/18	$12,360	$12,907
6/30/18	$12,350	$12,987
7/31/18	$12,800	$13,470
8/31/18	$13,220	$13,909
9/30/18	$13,290	$13,988
10/31/18	$12,330	$13,032
11/30/18	$12,480	$13,298
12/31/18	$11,260	$12,097
1/31/19	$12,260	$13,067
2/28/19	$12,590	$13,486
3/31/19	$12,650	$13,748
4/30/19	$13,100	$14,305
5/31/19	$12,180	$13,396
6/30/19	$12,990	$14,340
7/31/19	$13,240	$14,546
8/31/19	$12,900	$14,315
9/30/19	$13,200	$14,583
10/31/19	$13,390	$14,899
11/30/19	$13,870	$15,440
12/31/19	$14,310	$15,906
1/31/20	$14,460	$15,900
2/29/20	$13,350	$14,591
3/31/20	$11,830	$12,789
4/30/20	$13,360	$14,428
5/31/20	$13,920	$15,115
6/30/20	$14,210	$15,416
7/31/20	$14,910	$16,285
8/31/20	$15,940	$17,456
9/30/20	$15,300	$16,793
10/31/20	$14,800	$16,346
11/30/20	$16,390	$18,135
12/31/20	$17,060	$18,833
1/31/21	$16,910	$18,642
2/28/21	$17,430	$19,157
3/31/21	$18,370	$19,995
4/30/21	$19,360	$21,063
5/31/21	$19,520	$21,210
6/30/21	$19,940	$21,705
7/31/21	$20,280	$22,220
8/31/21	$20,950	$22,896
9/30/21	$19,760	$21,831
10/31/21	$21,160	$23,361
11/30/21	$20,930	$23,199
12/31/21	$21,860	$24,239
1/31/22	$20,730	$22,984
2/28/22	$19,890	$22,296
3/31/22	$20,370	$23,124
4/30/22	$18,590	$21,107
5/31/22	$18,640	$21,146
6/30/22	$17,090	$19,401
7/31/22	$18,590	$21,190
8/31/22	$17,890	$20,325
9/30/22	$16,290	$18,453
10/31/22	$17,390	$19,947
11/30/22	$18,260	$21,062
12/31/22	$17,240	$19,849
1/31/23	$18,250	$21,096
2/28/23	$17,670	$20,581
3/31/23	$18,370	$21,337
4/30/23	$18,650	$21,670
5/31/23	$18,730	$21,764
6/30/23	$19,810	$23,202
7/31/23	$20,400	$23,947
8/31/23	$20,100	$23,566
9/30/23	$19,100	$22,443
10/31/23	$18,890	$21,971
11/30/23	$20,490	$23,977
12/31/23	$21,430	$25,066
1/31/24	$22,030	$25,488
2/29/24	$23,440	$26,849
3/31/24	$24,100	$27,712
4/30/24	$23,220	$26,581
5/31/24	$24,190	$27,899
6/30/24	$25,080	$28,900
7/31/24	$25,030	$29,251
8/31/24	$25,750	$29,961
9/30/24	$26,200	$30,601
10/31/24	$25,910	$30,323
11/30/24	$27,390	$32,103
12/31/24	$26,970	$31,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Integrated Research VIP Fund	25.85%	13.51%	12.64%
Standard & Poor’s 500 Index	25.02%	14.53%	14.69%

Performance Inception Date		Sep. 01, 2016
Material Change Date	Jan. 01, 2024
AssetsNet		$ 285,924,464
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 1,510,558
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$285,924,464
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$1,510,558
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Financials	13.3
Consumer Discretionary	11.8
Health Care	11.3
Communication Services	9.4
Industrials	9.3
Consumer Staples	4.0
Energy	3.1
Utilities	2.6
Real Estate	2.1
Materials	0.9
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Apple, Inc.	8.2
NVIDIA Corp.	7.1
Microsoft Corp.	6.6
Amazon.com, Inc.	5.2
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
JPMorgan Chase & Co.	2.5
Mastercard, Inc., Class A	2.1
Eli Lilly & Co.	2.0
Total	44.6

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.97%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.97%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000169891
Shareholder Report [Line Items]
Fund Name		Guardian International Equity VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Material Fund Change Notice [Text Block]		This report describes material Fund changes.
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Value VIP Fund	$113	1.11%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 4.26% for the 12 months ended December 31, 2024, compared to the 3.82% return of the MSCI® EAFE® Index (the “Index”), for the same period.

  In 2024 international stock markets achieved strong gains, despite periods of volatility driven by shifting economic expectations as well as geopolitical tensions and policy changes.

  The Fund’s mixture of stock selection and sector allocation drove the Fund’s returns during the period.

  At the sector level, stock selection within the healthcare sector was particularly strong. Holdings within the communication services and information technology sectors also contributed to the Fund’s performance, where the artificial intelligence (AI) theme continued to drive returns. The Fund’s underweight compared to the Index in the materials sector also contributed to Fund’s outperformance.

  Conversely, holdings in the consumer discretionary and industrials sectors detracted from performance, alongside an underweight compared to the Index in the financials sector, as some of the more cyclical sectors outperformed as investors anticipated policy shifts that have the potential to spur economic growth.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian International Equity VIP Fund	MSCI EAFE Index
9/1/16	$10,000	$10,000
10/31/16	$10,110	$10,069
11/30/16	$9,670	$9,863
12/31/16	$9,460	$9,666
1/31/17	$9,760	$10,287
2/28/17	$9,870	$10,434
3/31/17	$10,150	$10,721
4/30/17	$10,460	$10,994
5/31/17	$10,850	$11,397
6/30/17	$10,790	$11,377
7/31/17	$11,140	$11,705
8/31/17	$11,100	$11,701
9/30/17	$11,300	$11,992
10/31/17	$11,470	$12,174
11/30/17	$11,660	$12,302
12/31/17	$11,800	$12,499
1/31/18	$12,390	$13,126
2/28/18	$11,720	$12,534
3/31/18	$11,740	$12,308
4/30/18	$11,620	$12,589
5/31/18	$11,450	$12,306
6/30/18	$11,300	$12,156
7/31/18	$11,480	$12,455
8/31/18	$11,260	$12,214
9/30/18	$11,380	$12,320
10/31/18	$10,530	$11,340
11/30/18	$10,510	$11,325
12/31/18	$10,010	$10,776
1/31/19	$10,570	$11,484
2/28/19	$10,930	$11,776
3/31/19	$11,020	$11,851
4/30/19	$11,340	$12,184
5/31/19	$10,960	$11,599
6/30/19	$11,580	$12,287
7/31/19	$11,350	$12,131
8/31/19	$11,110	$11,817
9/30/19	$11,400	$12,155
10/31/19	$11,640	$12,592
11/30/19	$11,720	$12,734
12/31/19	$12,150	$13,148
1/31/20	$11,920	$12,873
2/29/20	$11,040	$11,709
3/31/20	$9,290	$10,147
4/30/20	$9,840	$10,802
5/31/20	$10,360	$11,272
6/30/20	$10,640	$11,656
7/31/20	$11,080	$11,928
8/31/20	$11,660	$12,541
9/30/20	$11,410	$12,215
10/31/20	$10,910	$11,728
11/30/20	$12,520	$13,546
12/31/20	$13,160	$14,175
1/31/21	$12,860	$14,024
2/28/21	$13,050	$14,339
3/31/21	$13,390	$14,669
4/30/21	$13,810	$15,110
5/31/21	$14,140	$15,603
6/30/21	$13,840	$15,427
7/31/21	$13,930	$15,543
8/31/21	$14,280	$15,817
9/30/21	$13,840	$15,358
10/31/21	$14,170	$15,736
11/30/21	$13,370	$15,004
12/31/21	$13,870	$15,772
1/31/22	$13,330	$15,010
2/28/22	$12,770	$14,744
3/31/22	$12,660	$14,839
4/30/22	$11,800	$13,879
5/31/22	$11,950	$13,983
6/30/22	$10,820	$12,686
7/31/22	$11,330	$13,318
8/31/22	$10,590	$12,685
9/30/22	$9,560	$11,499
10/31/22	$10,190	$12,117
11/30/22	$11,580	$13,482
12/31/22	$11,390	$13,493
1/31/23	$12,400	$14,585
2/28/23	$12,040	$14,281
3/31/23	$12,430	$14,635
4/30/23	$12,680	$15,048
5/31/23	$12,300	$14,411
6/30/23	$12,780	$15,067
7/31/23	$13,020	$15,555
8/31/23	$12,410	$14,959
9/30/23	$11,950	$14,448
10/31/23	$11,620	$13,862
11/30/23	$12,560	$15,149
12/31/23	$13,160	$15,953
1/31/24	$13,090	$16,045
2/29/24	$13,530	$16,339
3/31/24	$13,900	$16,876
4/30/24	$13,610	$16,444
5/31/24	$14,170	$17,081
6/30/24	$13,940	$16,805
7/31/24	$14,350	$17,298
8/31/24	$14,820	$17,861
9/30/24	$14,890	$18,026
10/31/24	$14,090	$17,046
11/30/24	$13,980	$16,949
12/31/24	$13,720	$16,563

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Equity VIP Fund	4.26%	2.46%	3.87%
MSCI EAFE Index	3.82%	4.73%	6.24%

Performance Inception Date		Sep. 01, 2016
Material Change Date	Jan. 01, 2024
AssetsNet		$ 225,568,628
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,859,126
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$225,568,628
Total # of Portfolio Holdings	99
Total Advisory Fees Paid	$1,859,126
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	19.8
Industrials	17.5
Health Care	15.5
Consumer Discretionary	11.8
Information Technology	11.4
Consumer Staples	9.3
Communication Services	5.8
Materials	3.4
Energy	2.4
Utilities	2.3
Real Estate	0.5
Cash/Other Assets and Liabilities	0.3
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	44.9
Asia-Pacific	29.8
United Kingdom	20.1
North America	4.9
Cash/Other Assets and Liabilities	0.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.9
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.8
Shell PLC (United Kingdom)	2.4
Unilever PLC (United Kingdom)	2.3
Roche Holding AG (Switzerland)	2.3
ASML Holding NV (Netherlands)	2.1
AstraZeneca PLC (United Kingdom)	2.0
Siemens AG (Germany)	1.9
Hitachi Ltd. (Japan)	1.9
Schneider Electric SE (France)	1.9
Total	23.5

Material Fund Change [Text Block]

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 1.08% to 1.13%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 1.08% to 1.13%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Summary of Change Legend [Text Block]

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

C000169900
Shareholder Report [Line Items]
Fund Name		Guardian International Growth VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$120	1.17%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.31%, for the 12 months ended December 31, 2024, compared to the 2.05% return of the MSCI® EAFE® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 3.82% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the replacement for the MSCI® EAFE® Growth Index as the Fund's regulatory-required index.

  It was a positive year for international markets (MSCI EAFE Index +3.82%), but growth stocks (MSCI EAFE Growth Index +2.05%) lagged their value counterparts (MSCI EAFE Value Index +5.68%).

  At the sector level, stock selection in the financials and information technology sectors contributed to the Fund’s performance, while stock selection in the utilities and healthcare sectors detracted from the Fund’s performance.

  At the regional level, stock selection in Japan and the United Kingdom was positive, while stock selection in continental Europe and an underweight exposure compared to the Index in the Pacific Rim detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian International Growth VIP Fund	MSCI EAFE Index	MSCI EAFE Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,100	$10,069	$10,098
11/30/16	$9,720	$9,863	$9,663
12/31/16	$9,440	$9,666	$9,333
1/31/17	$10,020	$10,287	$9,861
2/28/17	$10,190	$10,434	$10,080
3/31/17	$10,570	$10,721	$10,353
4/30/17	$11,030	$10,994	$10,664
5/31/17	$11,590	$11,397	$11,204
6/30/17	$11,450	$11,377	$11,131
7/31/17	$11,800	$11,705	$11,401
8/31/17	$11,930	$11,701	$11,464
9/30/17	$12,170	$11,992	$11,681
10/31/17	$12,490	$12,174	$11,947
11/30/17	$12,550	$12,302	$12,090
12/31/17	$12,610	$12,499	$12,293
1/31/18	$13,260	$13,126	$12,863
2/28/18	$12,590	$12,534	$12,313
3/31/18	$12,500	$12,308	$12,165
4/30/18	$12,260	$12,589	$12,348
5/31/18	$12,290	$12,306	$12,323
6/30/18	$12,120	$12,156	$12,178
7/31/18	$12,290	$12,455	$12,430
8/31/18	$12,080	$12,214	$12,395
9/30/18	$11,920	$12,320	$12,364
10/31/18	$10,740	$11,340	$11,225
11/30/18	$10,800	$11,325	$11,259
12/31/18	$10,240	$10,776	$10,716
1/31/19	$10,800	$11,484	$11,407
2/28/19	$11,270	$11,776	$11,800
3/31/19	$11,610	$11,851	$12,007
4/30/19	$12,090	$12,184	$12,400
5/31/19	$11,530	$11,599	$11,920
6/30/19	$12,400	$12,287	$12,695
7/31/19	$12,210	$12,131	$12,649
8/31/19	$12,210	$11,817	$12,495
9/30/19	$12,300	$12,155	$12,638
10/31/19	$12,750	$12,592	$13,090
11/30/19	$12,950	$12,734	$13,325
12/31/19	$13,530	$13,148	$13,706
1/31/20	$13,330	$12,873	$13,627
2/29/20	$12,560	$11,709	$12,451
3/31/20	$11,460	$10,147	$11,306
4/30/20	$12,270	$10,802	$12,143
5/31/20	$13,190	$11,272	$12,807
6/30/20	$13,950	$11,656	$13,222
7/31/20	$14,780	$11,928	$13,815
8/31/20	$15,460	$12,541	$14,430
9/30/20	$15,350	$12,215	$14,336
10/31/20	$14,890	$11,728	$13,768
11/30/20	$16,400	$13,546	$15,459
12/31/20	$17,340	$14,175	$16,213
1/31/21	$17,180	$14,024	$15,993
2/28/21	$17,040	$14,339	$15,938
3/31/21	$16,990	$14,669	$16,121
4/30/21	$17,770	$15,110	$16,800
5/31/21	$18,290	$15,603	$17,309
6/30/21	$18,390	$15,427	$17,317
7/31/21	$18,970	$15,543	$17,615
8/31/21	$19,600	$15,817	$18,030
9/30/21	$18,420	$15,358	$17,329
10/31/21	$19,200	$15,736	$17,896
11/30/21	$18,590	$15,004	$17,290
12/31/21	$19,210	$15,772	$18,037
1/31/22	$17,030	$15,010	$16,144
2/28/22	$16,190	$14,744	$15,786
3/31/22	$16,040	$14,839	$15,883
4/30/22	$14,450	$13,879	$14,612
5/31/22	$14,360	$13,983	$14,442
6/30/22	$13,270	$12,686	$13,202
7/31/22	$14,330	$13,318	$14,248
8/31/22	$13,270	$12,685	$13,384
9/30/22	$12,050	$11,499	$12,081
10/31/22	$12,490	$12,117	$12,603
11/30/22	$14,310	$13,482	$14,057
12/31/22	$13,780	$13,493	$13,899
1/31/23	$15,030	$14,585	$15,079
2/28/23	$14,420	$14,281	$14,657
3/31/23	$15,300	$14,635	$15,440
4/30/23	$15,660	$15,048	$15,815
5/31/23	$15,300	$14,411	$15,327
6/30/23	$15,740	$15,067	$15,869
7/31/23	$15,950	$15,555	$16,180
8/31/23	$15,120	$14,959	$15,421
9/30/23	$14,260	$14,448	$14,497
10/31/23	$13,900	$13,862	$13,962
11/30/23	$15,190	$15,149	$15,457
12/31/23	$16,010	$15,953	$16,342
1/31/24	$16,080	$16,045	$16,535
2/29/24	$16,760	$16,339	$17,094
3/31/24	$17,230	$16,876	$17,491
4/30/24	$16,440	$16,444	$16,797
5/31/24	$17,240	$17,081	$17,437
6/30/24	$17,230	$16,805	$17,359
7/31/24	$17,430	$17,298	$17,573
8/31/24	$18,170	$17,861	$18,266
9/30/24	$18,180	$18,026	$18,345
10/31/24	$17,150	$17,046	$17,212
11/30/24	$17,400	$16,949	$17,150
12/31/24	$16,860	$16,563	$16,676

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Growth VIP Fund	5.31%	4.50%	6.47%
MSCI EAFE Index	3.82%	4.73%	6.24%
MSCI EAFE Growth Index	2.05%	4.00%	6.33%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 78,981,615
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 611,993
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$78,981,615
Total # of Portfolio Holdings	66
Total Advisory Fees Paid	$611,993
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	24.0
Information Technology	15.9
Consumer Discretionary	15.4
Financials	15.1
Health Care	12.6
Materials	6.8
Consumer Staples	5.5
Utilities	1.3
Communication Services	1.1
Real Estate	0.9
Cash/Other Assets and Liabilities	1.4
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	48.5
Asia-Pacific	29.3
United Kingdom	18.4
North America	2.4
Cash/Other Assets and Liabilities	1.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

ASML Holding NV (Netherlands)	4.4
Sony Group Corp. (Japan)	3.8
Novo Nordisk AS, Class B (Denmark)	3.7
Safran SA (France)	3.5
Recruit Holdings Co. Ltd. (Japan)	3.2
RELX PLC (United Kingdom)	3.0
Air Liquide SA (France)	2.8
InterContinental Hotels Group PLC (United Kingdom)	2.7
London Stock Exchange Group PLC (United Kingdom)	2.5
Hitachi Ltd. (Japan)	2.5
Total	32.1

Material Fund Change [Text Block]
C000169893
Shareholder Report [Line Items]
Fund Name		Guardian Large Cap Disciplined Growth VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$100	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 28.84% for the 12 months ended December 31, 2024, compared to the 33.36% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Growth Index as the Fund's regulatory-required index.

  U.S. equities rose in 2024 amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s performance was impacted by weak security selection. Selection in information technology (IT), consumer staples, and consumer discretionary was partially offset by strong selection in health care, communications services, and financials.

  Sector allocation and the Fund’s bottom-up stock selection process also detracted from relative results. The Fund’s overweight allocation compared to the Index in the health care sector and an underweight to the consumer discretionary sector detracted but was partially offset by its underweight to the consumer staples sector.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Disciplined Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,960	$10,006	$10,021
11/30/16	$9,710	$9,811	$9,786
12/31/16	$9,820	$10,197	$9,999
1/31/17	$10,220	$10,598	$10,464
2/28/17	$10,640	$11,008	$10,898
3/31/17	$10,770	$11,015	$11,024
4/30/17	$11,040	$11,131	$11,276
5/31/17	$11,390	$11,274	$11,569
6/30/17	$11,270	$11,352	$11,539
7/31/17	$11,590	$11,577	$11,846
8/31/17	$11,700	$11,613	$12,063
9/30/17	$11,730	$11,861	$12,220
10/31/17	$12,210	$12,133	$12,693
11/30/17	$12,560	$12,503	$13,079
12/31/17	$12,670	$12,642	$13,181
1/31/18	$13,630	$13,336	$14,114
2/28/18	$13,320	$12,846	$13,744
3/31/18	$13,020	$12,555	$13,367
4/30/18	$12,940	$12,597	$13,414
5/31/18	$13,560	$12,919	$14,002
6/30/18	$13,780	$13,003	$14,137
7/31/18	$14,120	$13,451	$14,552
8/31/18	$14,930	$13,915	$15,347
9/30/18	$14,990	$13,968	$15,433
10/31/18	$13,530	$12,979	$14,053
11/30/18	$13,720	$13,243	$14,202
12/31/18	$12,520	$12,037	$12,981
1/31/19	$13,820	$13,046	$14,148
2/28/19	$14,420	$13,488	$14,654
3/31/19	$14,710	$13,723	$15,071
4/30/19	$15,520	$14,277	$15,752
5/31/19	$14,550	$13,367	$14,757
6/30/19	$15,510	$14,305	$15,770
7/31/19	$15,820	$14,527	$16,127
8/31/19	$15,470	$14,261	$16,003
9/30/19	$15,650	$14,509	$16,005
10/31/19	$16,100	$14,816	$16,456
11/30/19	$16,930	$15,376	$17,186
12/31/19	$17,470	$15,820	$17,705
1/31/20	$17,870	$15,837	$18,101
2/29/20	$16,530	$14,543	$16,868
3/31/20	$14,790	$12,621	$15,209
4/30/20	$16,990	$14,289	$17,459
5/31/20	$18,160	$15,043	$18,631
6/30/20	$18,910	$15,375	$19,442
7/31/20	$20,190	$16,276	$20,938
8/31/20	$22,200	$17,470	$23,099
9/30/20	$21,320	$16,832	$22,012
10/31/20	$20,510	$16,426	$21,265
11/30/20	$22,770	$18,360	$23,442
12/31/20	$23,830	$19,136	$24,520
1/31/21	$23,520	$18,979	$24,339
2/28/21	$23,700	$19,529	$24,333
3/31/21	$24,130	$20,268	$24,751
4/30/21	$25,610	$21,359	$26,435
5/31/21	$25,190	$21,460	$26,069
6/30/21	$26,550	$21,998	$27,705
7/31/21	$27,300	$22,455	$28,618
8/31/21	$28,210	$23,105	$29,688
9/30/21	$26,620	$22,044	$28,025
10/31/21	$28,530	$23,573	$30,453
11/30/21	$28,180	$23,257	$30,639
12/31/21	$28,690	$24,199	$31,287
1/31/22	$26,260	$22,835	$28,602
2/28/22	$24,980	$22,208	$27,387
3/31/22	$25,860	$22,957	$28,458
4/30/22	$22,870	$20,911	$25,021
5/31/22	$22,230	$20,879	$24,440
6/30/22	$20,190	$19,131	$22,504
7/31/22	$22,660	$20,912	$25,205
8/31/22	$21,560	$20,109	$24,031
9/30/22	$19,370	$18,249	$21,694
10/31/22	$20,310	$19,712	$22,962
11/30/22	$21,180	$20,779	$24,009
12/31/22	$19,650	$19,570	$22,171
1/31/23	$21,460	$20,883	$24,019
2/28/23	$21,020	$20,386	$23,733
3/31/23	$22,480	$21,031	$25,356
4/30/23	$22,710	$21,291	$25,606
5/31/23	$23,720	$21,390	$26,773
6/30/23	$25,460	$22,835	$28,604
7/31/23	$26,090	$23,620	$29,567
8/31/23	$25,760	$23,207	$29,302
9/30/23	$24,360	$22,116	$27,708
10/31/23	$24,060	$21,582	$27,314
11/30/23	$26,580	$23,597	$30,291
12/31/23	$27,880	$24,762	$31,633
1/31/24	$28,770	$25,108	$32,422
2/29/24	$31,090	$26,464	$34,634
3/31/24	$31,630	$27,312	$35,243
4/30/24	$30,120	$26,150	$33,749
5/31/24	$31,290	$27,381	$35,769
6/30/24	$33,180	$28,287	$38,181
7/31/24	$32,550	$28,699	$37,531
8/31/24	$33,360	$29,379	$38,313
9/30/24	$34,210	$30,007	$39,399
10/31/24	$33,800	$29,798	$39,268
11/30/24	$35,730	$31,716	$41,815
12/31/24	$35,920	$30,832	$42,184

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Growth VIP Fund	28.84%	15.51%	16.58%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Growth Index	33.36%	18.96%	18.86%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 391,777,706
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 2,211,381
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$391,777,706
Total # of Portfolio Holdings	64
Total Advisory Fees Paid	$2,211,381
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	47.6
Consumer Discretionary	14.8
Communication Services	14.7
Health Care	8.2
Financials	6.4
Industrials	4.5
Consumer Staples	1.3
Materials	1.1
Real Estate	0.9
Energy	0.3
Utilities	0.2
Cash/Other Assets and Liabilities	0.0
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	9.2
Apple, Inc.	9.1
Microsoft Corp.	7.1
Amazon.com, Inc.	5.7
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	4.9
Tesla, Inc.	3.3
Eli Lilly & Co.	3.0
Mastercard, Inc., Class A	2.9
Total	55.2

Material Fund Change [Text Block]
C000169896
Shareholder Report [Line Items]
Fund Name		Guardian Large Cap Disciplined Value VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$105	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 15.52% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  Stock selection and sector allocation both contributed positively to the Fund’s performance during the year.

  The Fund’s performance was driven by positive stock selection within the financials, technology, and materials sectors.

  Stock selection lagged in the energy sector from underperforming oil and gas stocks, and an underweight compared to the Index in the utilities sector detracted from the Fund’s relative performance.

  2024 produced positive results for equities, with growth stocks outperforming value stocks and large-cap securities beating smaller-cap stocks. The so-called “Magnificent Seven” were at the heart of this trend, recapturing new highs to close out the year after appearing to lose momentum during the summer.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Disciplined Value VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,006	$9,990
11/30/16	$9,850	$9,811	$9,836
12/31/16	$10,640	$10,197	$10,397
1/31/17	$10,840	$10,598	$10,733
2/28/17	$11,270	$11,008	$11,119
3/31/17	$11,190	$11,015	$11,006
4/30/17	$11,200	$11,131	$10,985
5/31/17	$11,220	$11,274	$10,974
6/30/17	$11,460	$11,352	$11,154
7/31/17	$11,610	$11,577	$11,302
8/31/17	$11,620	$11,613	$11,170
9/30/17	$11,980	$11,861	$11,501
10/31/17	$12,200	$12,133	$11,585
11/30/17	$12,550	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,530	$13,336	$12,582
2/28/18	$12,950	$12,846	$11,981
3/31/18	$12,600	$12,555	$11,770
4/30/18	$12,530	$12,597	$11,809
5/31/18	$12,480	$12,919	$11,879
6/30/18	$12,390	$13,003	$11,909
7/31/18	$12,980	$13,451	$12,380
8/31/18	$13,240	$13,915	$12,563
9/30/18	$13,330	$13,968	$12,588
10/31/18	$12,490	$12,979	$11,936
11/30/18	$12,780	$13,243	$12,292
12/31/18	$11,450	$12,037	$11,112
1/31/19	$12,360	$13,046	$11,977
2/28/19	$12,610	$13,488	$12,360
3/31/19	$12,520	$13,723	$12,438
4/30/19	$13,000	$14,277	$12,879
5/31/19	$12,110	$13,367	$12,051
6/30/19	$12,880	$14,305	$12,916
7/31/19	$13,060	$14,527	$13,024
8/31/19	$12,690	$14,261	$12,641
9/30/19	$13,080	$14,509	$13,092
10/31/19	$13,300	$14,816	$13,275
11/30/19	$13,720	$15,376	$13,685
12/31/19	$14,130	$15,820	$14,061
1/31/20	$13,540	$15,837	$13,759
2/29/20	$12,250	$14,543	$12,426
3/31/20	$9,950	$12,621	$10,303
4/30/20	$11,180	$14,289	$11,461
5/31/20	$11,600	$15,043	$11,854
6/30/20	$11,620	$15,375	$11,775
7/31/20	$12,100	$16,276	$12,241
8/31/20	$12,450	$17,470	$12,747
9/30/20	$12,050	$16,832	$12,434
10/31/20	$11,980	$16,426	$12,270
11/30/20	$13,750	$18,360	$13,921
12/31/20	$14,300	$19,136	$14,455
1/31/21	$14,180	$18,979	$14,322
2/28/21	$15,260	$19,529	$15,188
3/31/21	$16,430	$20,268	$16,081
4/30/21	$17,030	$21,359	$16,724
5/31/21	$17,620	$21,460	$17,115
6/30/21	$17,310	$21,998	$16,919
7/31/21	$17,320	$22,455	$17,054
8/31/21	$17,600	$23,105	$17,392
9/30/21	$16,990	$22,044	$16,787
10/31/21	$17,800	$23,573	$17,639
11/30/21	$17,380	$23,257	$17,018
12/31/21	$18,570	$24,199	$18,091
1/31/22	$18,590	$22,835	$17,670
2/28/22	$18,440	$22,208	$17,465
3/31/22	$18,700	$22,957	$17,958
4/30/22	$17,670	$20,911	$16,945
5/31/22	$18,270	$20,879	$17,274
6/30/22	$16,570	$19,131	$15,765
7/31/22	$17,590	$20,912	$16,811
8/31/22	$17,120	$20,109	$16,310
9/30/22	$15,700	$18,249	$14,879
10/31/22	$17,520	$19,712	$16,405
11/30/22	$18,490	$20,779	$17,430
12/31/22	$17,660	$19,570	$16,728
1/31/23	$18,480	$20,883	$17,594
2/28/23	$17,890	$20,386	$16,974
3/31/23	$17,540	$21,031	$16,896
4/30/23	$17,580	$21,291	$17,150
5/31/23	$17,120	$21,390	$16,489
6/30/23	$18,330	$22,835	$17,584
7/31/23	$19,090	$23,620	$18,203
8/31/23	$18,910	$23,207	$17,711
9/30/23	$18,420	$22,116	$17,028
10/31/23	$17,760	$21,582	$16,427
11/30/23	$18,930	$23,597	$17,666
12/31/23	$20,040	$24,762	$18,645
1/31/24	$20,280	$25,108	$18,664
2/29/24	$21,160	$26,464	$19,353
3/31/24	$22,440	$27,312	$20,320
4/30/24	$21,520	$26,150	$19,452
5/31/24	$22,230	$27,381	$20,069
6/30/24	$22,110	$28,287	$19,880
7/31/24	$22,940	$28,699	$20,897
8/31/24	$23,260	$29,379	$21,457
9/30/24	$23,410	$30,007	$21,755
10/31/24	$23,390	$29,798	$21,516
11/30/24	$24,910	$31,716	$22,890
12/31/24	$23,150	$30,832	$21,324

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Value VIP Fund	15.52%	10.38%	10.60%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Value Index	14.37%	8.68%	9.52%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 91,947,109
Holdings Count | Holding		88
Advisory Fees Paid, Amount		$ 624,789
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$91,947,109
Total # of Portfolio Holdings	88
Total Advisory Fees Paid	$624,789
Portfolio Turnover Rate	56%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	23.0
Industrials	17.6
Health Care	12.5
Information Technology	11.1
Consumer Staples	7.7
Energy	7.6
Communication Services	5.9
Consumer Discretionary	5.3
Materials	4.5
Utilities	4.0
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.9
Alphabet, Inc., Class A	2.8
Oracle Corp.	2.4
Philip Morris International, Inc.	2.3
Honeywell International, Inc.	2.2
AbbVie, Inc.	2.2
UnitedHealth Group, Inc.	2.1
Sysco Corp.	1.9
LPL Financial Holdings, Inc.	1.9
CRH PLC	1.8
Total	24.5

Material Fund Change [Text Block]
C000169890
Shareholder Report [Line Items]
Fund Name		Guardian Large Cap Fundamental Growth VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$114	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 30.08% for the 12 months ended December 31, 2024, compared to the 33.36% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Growth Index as the Fund's regulatory-required index.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate path was a drag on sentiment across U.S. equity markets.

  Sector allocation across all sectors detracted from the Fund’s performance, with health care and industrials sectors as the largest detractors.

  Consumer discretionary was the second largest sector detractor, and security selection led to the underperformance in this sector.

  Security selection in the information technology and health care sectors were the largest contributors to the Fund’s relative performance compared to the Index over the year.

  Security selection and an underweight compared to the Index in the communication services sector detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Fundamental Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,110	$10,006	$10,021
11/30/16	$9,940	$9,811	$9,786
12/31/16	$10,130	$10,197	$9,999
1/31/17	$10,540	$10,598	$10,464
2/28/17	$10,790	$11,008	$10,898
3/31/17	$10,830	$11,015	$11,024
4/30/17	$11,120	$11,131	$11,276
5/31/17	$11,240	$11,274	$11,569
6/30/17	$11,330	$11,352	$11,539
7/31/17	$11,560	$11,577	$11,846
8/31/17	$11,720	$11,613	$12,063
9/30/17	$11,920	$11,861	$12,220
10/31/17	$12,150	$12,133	$12,693
11/30/17	$12,590	$12,503	$13,079
12/31/17	$12,740	$12,642	$13,181
1/31/18	$13,670	$13,336	$14,114
2/28/18	$13,180	$12,846	$13,744
3/31/18	$12,920	$12,555	$13,367
4/30/18	$13,060	$12,597	$13,414
5/31/18	$13,420	$12,919	$14,002
6/30/18	$13,420	$13,003	$14,137
7/31/18	$13,980	$13,451	$14,552
8/31/18	$14,520	$13,915	$15,347
9/30/18	$14,470	$13,968	$15,433
10/31/18	$13,330	$12,979	$14,053
11/30/18	$13,660	$13,243	$14,202
12/31/18	$12,510	$12,037	$12,981
1/31/19	$13,680	$13,046	$14,148
2/28/19	$14,170	$13,488	$14,654
3/31/19	$14,500	$13,723	$15,071
4/30/19	$15,370	$14,277	$15,752
5/31/19	$14,260	$13,367	$14,757
6/30/19	$15,260	$14,305	$15,770
7/31/19	$15,510	$14,527	$16,127
8/31/19	$15,150	$14,261	$16,003
9/30/19	$15,180	$14,509	$16,005
10/31/19	$15,450	$14,816	$16,456
11/30/19	$16,100	$15,376	$17,186
12/31/19	$16,500	$15,820	$17,705
1/31/20	$16,610	$15,837	$18,101
2/29/20	$15,470	$14,543	$16,868
3/31/20	$13,980	$12,621	$15,209
4/30/20	$15,930	$14,289	$17,459
5/31/20	$17,060	$15,043	$18,631
6/30/20	$17,610	$15,375	$19,442
7/31/20	$18,820	$16,276	$20,938
8/31/20	$20,630	$17,470	$23,099
9/30/20	$19,820	$16,832	$22,012
10/31/20	$19,030	$16,426	$21,265
11/30/20	$21,010	$18,360	$23,442
12/31/20	$21,570	$19,136	$24,520
1/31/21	$21,060	$18,979	$24,339
2/28/21	$21,010	$19,529	$24,333
3/31/21	$21,600	$20,268	$24,751
4/30/21	$23,120	$21,359	$26,435
5/31/21	$23,010	$21,460	$26,069
6/30/21	$24,030	$21,998	$27,705
7/31/21	$24,440	$22,455	$28,618
8/31/21	$25,310	$23,105	$29,688
9/30/21	$24,100	$22,044	$28,025
10/31/21	$25,920	$23,573	$30,453
11/30/21	$25,860	$23,257	$30,639
12/31/21	$26,230	$24,199	$31,287
1/31/22	$23,820	$22,835	$28,602
2/28/22	$22,500	$22,208	$27,387
3/31/22	$23,160	$22,957	$28,458
4/30/22	$20,080	$20,911	$25,021
5/31/22	$19,310	$20,879	$24,440
6/30/22	$17,880	$19,131	$22,504
7/31/22	$19,890	$20,912	$25,205
8/31/22	$18,860	$20,109	$24,031
9/30/22	$16,880	$18,249	$21,694
10/31/22	$17,940	$19,712	$22,962
11/30/22	$18,730	$20,779	$24,009
12/31/22	$17,640	$19,570	$22,171
1/31/23	$19,400	$20,883	$24,019
2/28/23	$19,220	$20,386	$23,733
3/31/23	$20,580	$21,031	$25,356
4/30/23	$20,620	$21,291	$25,606
5/31/23	$21,580	$21,390	$26,773
6/30/23	$23,050	$22,835	$28,604
7/31/23	$23,900	$23,620	$29,567
8/31/23	$23,750	$23,207	$29,302
9/30/23	$22,450	$22,116	$27,708
10/31/23	$21,960	$21,582	$27,314
11/30/23	$24,320	$23,597	$30,291
12/31/23	$25,500	$24,762	$31,633
1/31/24	$26,550	$25,108	$32,422
2/29/24	$28,920	$26,464	$34,634
3/31/24	$29,600	$27,312	$35,243
4/30/24	$28,280	$26,150	$33,749
5/31/24	$29,920	$27,381	$35,769
6/30/24	$31,500	$28,287	$38,181
7/31/24	$30,960	$28,699	$37,531
8/31/24	$31,900	$29,379	$38,313
9/30/24	$32,570	$30,007	$39,399
10/31/24	$32,220	$29,798	$39,268
11/30/24	$33,700	$31,716	$41,815
12/31/24	$33,170	$30,832	$42,184

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Fundamental Growth VIP Fund	30.08%	14.99%	15.47%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Growth Index	33.36%	18.96%	18.86%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 197,673,203
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 1,348,839
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$197,673,203
Total # of Portfolio Holdings	118
Total Advisory Fees Paid	$1,348,839
Portfolio Turnover Rate	56%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	40.8
Health Care	16.6
Consumer Discretionary	11.7
Communication Services	9.0
Industrials	8.4
Financials	7.7
Consumer Staples	1.7
Energy	1.6
Materials	1.4
Real Estate	0.6
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	12.6
Apple, Inc.	11.5
Alphabet, Inc., Class A	5.4
Amazon.com, Inc.	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1
Microsoft Corp.	5.0
Boston Scientific Corp.	2.7
Eli Lilly & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.9
Total	53.6

Material Fund Change [Text Block]
C000169899
Shareholder Report [Line Items]
Fund Name		Guardian Mid Cap Relative Value VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$114	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.64% for the 12 months ended December 31, 2024, compared to the 13.07% return of the Russell Midcap® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell Midcap® Value Index as the Fund's regulatory-required index.

  The Fund's relative underperformance came primarily during the July to November 2024 rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new U.S. presidential administration.

  Security selection in the financials, industrials, and real estate sectors contributed to the Fund’s performance. Security selection in the consumer discretionary and utilities sectors detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Mid Cap Relative Value VIP Fund	Russell 3000 Index	Russell Midcap Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,090	$10,014	$10,059
11/30/16	$9,980	$9,797	$9,816
12/31/16	$10,580	$10,236	$10,430
1/31/17	$10,830	$10,632	$10,794
2/28/17	$11,160	$11,027	$11,095
3/31/17	$11,020	$11,035	$11,014
4/30/17	$11,080	$11,152	$11,035
5/31/17	$11,110	$11,266	$11,001
6/30/17	$11,220	$11,367	$11,165
7/31/17	$11,270	$11,582	$11,313
8/31/17	$11,180	$11,604	$11,101
9/30/17	$11,540	$11,887	$11,404
10/31/17	$11,580	$12,146	$11,496
11/30/17	$11,890	$12,515	$11,885
12/31/17	$12,020	$12,640	$12,032
1/31/18	$12,390	$13,307	$12,308
2/28/18	$11,690	$12,816	$11,701
3/31/18	$11,660	$12,559	$11,730
4/30/18	$11,540	$12,607	$11,789
5/31/18	$11,490	$12,962	$11,917
6/30/18	$11,600	$13,047	$12,013
7/31/18	$12,060	$13,480	$12,339
8/31/18	$12,050	$13,954	$12,507
9/30/18	$11,950	$13,977	$12,408
10/31/18	$11,110	$12,948	$11,515
11/30/18	$11,410	$13,207	$11,791
12/31/18	$10,280	$11,978	$10,553
1/31/19	$11,310	$13,006	$11,639
2/28/19	$11,770	$13,463	$12,010
3/31/19	$11,920	$13,660	$12,070
4/30/19	$12,420	$14,205	$12,468
5/31/19	$11,780	$13,286	$11,667
6/30/19	$12,560	$14,219	$12,455
7/31/19	$12,770	$14,431	$12,558
8/31/19	$12,560	$14,136	$12,116
9/30/19	$12,880	$14,384	$12,607
10/31/19	$13,080	$14,694	$12,675
11/30/19	$13,500	$15,253	$13,013
12/31/19	$13,930	$15,693	$13,409
1/31/20	$13,590	$15,676	$13,148
2/29/20	$12,390	$14,392	$11,846
3/31/20	$9,490	$12,413	$9,157
4/30/20	$10,700	$14,057	$10,380
5/31/20	$11,290	$14,809	$10,861
6/30/20	$11,330	$15,148	$10,984
7/31/20	$11,740	$16,008	$11,502
8/31/20	$12,160	$17,167	$11,958
9/30/20	$11,950	$16,542	$11,687
10/31/20	$12,010	$16,185	$11,796
11/30/20	$13,570	$18,154	$13,452
12/31/20	$14,320	$18,971	$14,074
1/31/21	$14,110	$18,887	$14,042
2/28/21	$15,090	$19,477	$15,130
3/31/21	$15,930	$20,175	$15,911
4/30/21	$16,960	$21,215	$16,681
5/31/21	$17,400	$21,312	$17,010
6/30/21	$16,890	$21,837	$16,812
7/31/21	$17,030	$22,207	$16,916
8/31/21	$17,240	$22,840	$17,278
9/30/21	$16,770	$21,815	$16,642
10/31/21	$17,650	$23,290	$17,528
11/30/21	$17,140	$22,936	$16,996
12/31/21	$18,450	$23,839	$18,063
1/31/22	$17,870	$22,437	$17,292
2/28/22	$17,910	$21,871	$17,211
3/31/22	$18,030	$22,581	$17,734
4/30/22	$17,210	$20,554	$16,680
5/31/22	$17,660	$20,527	$17,000
6/30/22	$16,150	$18,810	$15,131
7/31/22	$17,370	$20,574	$16,434
8/31/22	$16,830	$19,806	$15,931
9/30/22	$15,370	$17,970	$14,386
10/31/22	$16,850	$19,443	$15,745
11/30/22	$18,110	$20,458	$16,740
12/31/22	$17,560	$19,260	$15,889
1/31/23	$18,720	$20,587	$17,173
2/28/23	$18,190	$20,106	$16,623
3/31/23	$17,680	$20,643	$16,099
4/30/23	$17,780	$20,863	$16,101
5/31/23	$17,160	$20,944	$15,386
6/30/23	$18,620	$22,375	$16,721
7/31/23	$19,030	$23,177	$17,449
8/31/23	$18,410	$22,729	$16,831
9/30/23	$17,530	$21,647	$15,975
10/31/23	$16,880	$21,073	$15,184
11/30/23	$18,000	$23,038	$16,615
12/31/23	$19,160	$24,260	$17,910
1/31/24	$18,880	$24,529	$17,589
2/29/24	$19,780	$25,856	$18,429
3/31/24	$20,890	$26,690	$19,383
4/30/24	$19,980	$25,516	$18,368
5/31/24	$20,710	$26,722	$19,028
6/30/24	$20,380	$27,549	$18,723
7/31/24	$21,600	$28,061	$19,855
8/31/24	$22,080	$28,672	$20,229
9/30/24	$22,250	$29,265	$20,610
10/31/24	$21,660	$29,050	$20,351
11/30/24	$22,950	$30,982	$21,849
12/31/24	$21,390	$30,035	$20,250

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Relative Value VIP Fund	11.64%	8.96%	9.55%
Russell 3000 Index	23.81%	13.86%	14.11%
Russell Midcap Value Index	13.07%	8.59%	8.84%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 112,597,032
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 913,307
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$112,597,032
Total # of Portfolio Holdings	67
Total Advisory Fees Paid	$913,307
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	20.6
Financials	20.4
Real Estate	10.2
Health Care	9.8
Materials	9.6
Consumer Staples	6.9
Utilities	6.2
Information Technology	6.2
Energy	5.5
Consumer Discretionary	3.9
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

CBRE Group, Inc., Class A	3.9
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Arch Capital Group Ltd.	2.9
Keurig Dr Pepper, Inc.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.6
Brown & Brown, Inc.	2.5
Total	29.3

Material Fund Change [Text Block]
C000169898
Shareholder Report [Line Items]
Fund Name		Guardian Mid Cap Traditional Growth VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$117	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.26% for the 12 months ended December 31, 2024, compared to the 22.10% return of the Russell Midcap® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell Midcap® Growth Index as the Fund's regulatory-required index.

  Stocks rose over the period, supported by generally healthy economic and earnings growth. While inflation moderated, the U.S. Federal Reserve took a gradual approach to interest rate cuts.

  Equity market performance was relatively narrow, as investors sought exposure to trends such as artificial intelligence (AI) while often showing little regard for company profitability or valuation. The Fund’s focus on quality meant it lacked exposure to some of these top-performing stocks, which hurt relative performance.

  Stock selection in the industrials and information technology sectors also detracted from the Fund’s performance, while stock selection in the healthcare sector contributed.

  While the Fund underperformed on a relative basis compared to the Index, the Fund had strong absolute returns for the year while also seeking to manage downside risk.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Mid Cap Traditional Growth VIP Fund	Russell 3000 Index	Russell Midcap Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,010	$10,014	$9,972
11/30/16	$9,610	$9,797	$9,567
12/31/16	$9,990	$10,236	$9,983
1/31/17	$10,380	$10,632	$10,352
2/28/17	$10,600	$11,027	$10,650
3/31/17	$10,690	$11,035	$10,709
4/30/17	$10,870	$11,152	$10,867
5/31/17	$11,240	$11,266	$11,127
6/30/17	$11,420	$11,367	$11,160
7/31/17	$11,550	$11,582	$11,346
8/31/17	$11,750	$11,604	$11,426
9/30/17	$12,010	$11,887	$11,749
10/31/17	$12,410	$12,146	$12,078
11/30/17	$12,690	$12,515	$12,482
12/31/17	$12,720	$12,640	$12,549
1/31/18	$13,540	$13,307	$13,259
2/28/18	$13,270	$12,816	$12,843
3/31/18	$13,360	$12,559	$12,822
4/30/18	$12,850	$12,607	$12,701
5/31/18	$13,500	$12,962	$13,176
6/30/18	$13,430	$13,047	$13,227
7/31/18	$13,870	$13,480	$13,511
8/31/18	$14,450	$13,954	$14,290
9/30/18	$14,370	$13,977	$14,229
10/31/18	$13,120	$12,948	$12,820
11/30/18	$13,440	$13,207	$13,146
12/31/18	$12,270	$11,978	$11,953
1/31/19	$13,570	$13,006	$13,327
2/28/19	$14,490	$13,463	$14,108
3/31/19	$14,520	$13,660	$14,298
4/30/19	$15,180	$14,205	$14,941
5/31/19	$14,550	$13,286	$14,082
6/30/19	$15,550	$14,219	$15,071
7/31/19	$15,800	$14,431	$15,423
8/31/19	$15,480	$14,136	$15,142
9/30/19	$15,710	$14,384	$14,969
10/31/19	$15,670	$14,694	$15,247
11/30/19	$16,350	$15,253	$16,005
12/31/19	$16,710	$15,693	$16,193
1/31/20	$16,760	$15,676	$16,344
2/29/20	$15,360	$14,392	$15,217
3/31/20	$12,390	$12,413	$12,948
4/30/20	$14,240	$14,057	$14,975
5/31/20	$15,300	$14,809	$16,480
6/30/20	$15,340	$15,148	$16,866
7/31/20	$16,240	$16,008	$18,213
8/31/20	$16,970	$17,167	$18,709
9/30/20	$16,490	$16,542	$18,447
10/31/20	$16,470	$16,185	$18,469
11/30/20	$18,860	$18,154	$20,950
12/31/20	$19,910	$18,971	$21,955
1/31/21	$19,300	$18,887	$21,882
2/28/21	$20,390	$19,477	$22,255
3/31/21	$20,890	$20,175	$21,831
4/30/21	$21,820	$21,215	$23,058
5/31/21	$21,720	$21,312	$22,705
6/30/21	$21,840	$21,837	$24,248
7/31/21	$22,470	$22,207	$24,498
8/31/21	$22,740	$22,840	$25,289
9/30/21	$22,060	$21,815	$24,064
10/31/21	$22,900	$23,290	$25,751
11/30/21	$22,160	$22,936	$24,663
12/31/21	$23,320	$23,839	$24,750
1/31/22	$21,780	$22,437	$21,556
2/28/22	$21,570	$21,871	$21,294
3/31/22	$21,640	$22,581	$21,636
4/30/22	$19,850	$20,554	$19,200
5/31/22	$20,050	$20,527	$18,457
6/30/22	$18,460	$18,810	$17,077
7/31/22	$20,180	$20,574	$19,167
8/31/22	$19,380	$19,806	$18,539
9/30/22	$17,610	$17,970	$16,965
10/31/22	$19,150	$19,443	$18,299
11/30/22	$20,190	$20,458	$19,294
12/31/22	$19,300	$19,260	$18,136
1/31/23	$21,110	$20,587	$19,719
2/28/23	$20,830	$20,106	$19,524
3/31/23	$20,900	$20,643	$19,793
4/30/23	$20,480	$20,863	$19,506
5/31/23	$20,140	$20,944	$19,519
6/30/23	$21,670	$22,375	$21,027
7/31/23	$22,250	$23,177	$21,663
8/31/23	$21,490	$22,729	$20,949
9/30/23	$20,540	$21,647	$19,929
10/31/23	$18,870	$21,073	$18,912
11/30/23	$20,910	$23,038	$21,219
12/31/23	$22,580	$24,260	$22,828
1/31/24	$22,680	$24,529	$22,705
2/29/24	$24,050	$25,856	$24,412
3/31/24	$24,510	$26,690	$24,995
4/30/24	$23,330	$25,516	$23,544
5/31/24	$23,950	$26,722	$23,795
6/30/24	$23,750	$27,549	$24,192
7/31/24	$25,130	$28,061	$24,339
8/31/24	$25,930	$28,672	$24,944
9/30/24	$26,100	$29,265	$25,775
10/31/24	$25,520	$29,050	$26,225
11/30/24	$27,390	$30,982	$29,720
12/31/24	$25,800	$30,035	$27,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Traditional Growth VIP Fund	14.26%	9.08%	12.04%
Russell 3000 Index	23.81%	13.86%	14.11%
Russell Midcap Growth Index	22.10%	11.47%	13.09%

Performance Inception Date		Sep. 01, 2016
AssetsNet		$ 50,801,220
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 359,989
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$50,801,220
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$359,989
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	26.1
Industrials	25.4
Health Care	16.0
Financials	13.3
Consumer Discretionary	7.3
Utilities	4.6
Communication Services	3.0
Real Estate	1.5
Materials	1.2
Consumer Staples	0.5
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	4.7
GoDaddy, Inc., Class A	4.2
SS&C Technologies Holdings, Inc.	3.4
Boston Scientific Corp.	3.1
Intact Financial Corp.	2.8
Flex Ltd.	2.8
AppLovin Corp., Class A	2.5
WEX, Inc.	2.4
Teleflex, Inc.	2.4
Liberty Media Corp.-Liberty Formula One, Class C	2.3
Total	30.6

Material Fund Change [Text Block]
C000200219
Shareholder Report [Line Items]
Fund Name		Guardian Multi-Sector Bond VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$95	0.94%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.48% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations, asset-backed securities and, to a lesser extent, high yield bonds and bank loans, contributed to the Fund's performance.

  Investment grade corporate bonds positively contributed to the Fund's performance through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Multi-Sector Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,350	$10,430
3/31/20	$9,820	$10,368
4/30/20	$10,090	$10,553
5/31/20	$10,210	$10,602
6/30/20	$10,300	$10,668
7/31/20	$10,530	$10,828
8/31/20	$10,470	$10,740
9/30/20	$10,440	$10,735
10/31/20	$10,420	$10,687
11/30/20	$10,680	$10,791
12/31/20	$10,740	$10,806
1/31/21	$10,640	$10,729
2/28/21	$10,520	$10,574
3/31/21	$10,480	$10,442
4/30/21	$10,570	$10,524
5/31/21	$10,630	$10,559
6/30/21	$10,760	$10,633
7/31/21	$10,830	$10,752
8/31/21	$10,820	$10,731
9/30/21	$10,740	$10,638
10/31/21	$10,740	$10,635
11/30/21	$10,720	$10,667
12/31/21	$10,740	$10,640
1/31/22	$10,510	$10,410
2/28/22	$10,340	$10,294
3/31/22	$10,110	$10,008
4/30/22	$9,680	$9,629
5/31/22	$9,580	$9,691
6/30/22	$9,430	$9,539
7/31/22	$9,610	$9,772
8/31/22	$9,360	$9,496
9/30/22	$8,950	$9,085
10/31/22	$8,770	$8,968
11/30/22	$9,020	$9,297
12/31/22	$9,000	$9,255
1/31/23	$9,230	$9,540
2/28/23	$9,020	$9,294
3/31/23	$9,250	$9,530
4/30/23	$9,300	$9,587
5/31/23	$9,190	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,120	$9,443
8/31/23	$9,070	$9,382
9/30/23	$8,860	$9,144
10/31/23	$8,730	$9,000
11/30/23	$9,090	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,320	$9,607
6/30/24	$9,410	$9,698
7/31/24	$9,620	$9,924
8/31/24	$9,750	$10,067
9/30/24	$9,880	$10,202
10/31/24	$9,650	$9,949
11/30/24	$9,740	$10,054
12/31/24	$9,580	$9,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Multi-Sector Bond VIP Fund	1.48%	(0.91%)	(0.82%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)

Performance Inception Date		Oct. 21, 2019
AssetsNet		$ 183,309,949
Holdings Count | Holding		235
Advisory Fees Paid, Amount		$ 1,052,710
InvestmentCompanyPortfolioTurnover		186.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$183,309,949
Total # of Portfolio Holdings	235
Total Advisory Fees Paid	$1,052,710
Portfolio Turnover Rate	186%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.5
Asset-Backed Securities	29.3
Agency Mortgage-Backed Securities	18.3
Non-Agency Mortgage-Backed Securities	14.8
Commercial Paper	2.3
U.S. Government Securities	1.6
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Federal National Mortgage Association, 3.500%, due 6/1/2052	2.2
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.7
U.S. Treasury Notes, 4.125%, due 10/31/2026	1.6
Federal Home Loan Mortgage Corp., 2.500%, due 9/1/2052	1.5
Federal Home Loan Mortgage Corp., 4.000%, due 6/1/2052	1.5
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.3
Greywolf CLO II Ltd., Class C2RR, 9.116%, due 4/15/2034	1.3
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal Home Loan Mortgage Corp., 5.500%, due 9/1/2053	1.1
Total	14.4

Material Fund Change [Text Block]
C000223919
Shareholder Report [Line Items]
Fund Name		Guardian Short Duration Bond VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$50	0.49%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 4.72% for the 12 months ended December 31, 2024, compared to the 4.36% return of the Bloomberg US Government/Credit 1-3 Year Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 1.25% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the replacement for the Bloomberg US Government/Credit 1-3 Year Total Return Index as the Fund's regulatory-required index.

  Allocations to collateralized loan obligations and non-agency commercial mortgage-backed securities contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed primarily through asset allocation.

  Overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, also contributed to the Fund’s performance.

  Allocation to high yield bonds was a small detractor from the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Short Duration Bond VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit 1-3 Year Total Return Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,010	$10,125	$10,066
6/30/22	$9,940	$9,966	$9,995
7/31/22	$9,960	$10,209	$10,048
8/31/22	$9,910	$9,921	$9,969
9/30/22	$9,760	$9,492	$9,848
10/31/22	$9,690	$9,369	$9,835
11/30/22	$9,720	$9,714	$9,916
12/31/22	$9,770	$9,670	$9,935
1/31/23	$9,830	$9,967	$10,015
2/28/23	$9,770	$9,710	$9,940
3/31/23	$9,870	$9,956	$10,085
4/30/23	$9,900	$10,017	$10,120
5/31/23	$9,870	$9,908	$10,089
6/30/23	$9,810	$9,872	$10,048
7/31/23	$9,860	$9,865	$10,090
8/31/23	$9,900	$9,802	$10,126
9/30/23	$9,900	$9,553	$10,121
10/31/23	$9,930	$9,403	$10,153
11/30/23	$10,040	$9,828	$10,271
12/31/23	$10,170	$10,205	$10,393
1/31/24	$10,230	$10,177	$10,434
2/29/24	$10,190	$10,033	$10,396
3/31/24	$10,240	$10,125	$10,437
4/30/24	$10,210	$9,870	$10,402
5/31/24	$10,280	$10,037	$10,478
6/30/24	$10,340	$10,132	$10,537
7/31/24	$10,460	$10,369	$10,662
8/31/24	$10,550	$10,518	$10,759
9/30/24	$10,640	$10,658	$10,848
10/31/24	$10,590	$10,394	$10,787
11/30/24	$10,630	$10,504	$10,823
12/31/24	$10,650	$10,332	$10,846

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Short Duration Bond VIP Fund	4.72%	2.39%
Bloomberg US Aggregate Bond Index	1.25%	1.23%
Bloomberg US Government/Credit 1-3 Year Total Return Index	4.36%	3.09%

Performance Inception Date		May 02, 2022
AssetsNet		$ 149,203,487
Holdings Count | Holding		154
Advisory Fees Paid, Amount		$ 492,539
InvestmentCompanyPortfolioTurnover		185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$149,203,487
Total # of Portfolio Holdings	154
Total Advisory Fees Paid	$492,539
Portfolio Turnover Rate	185%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	37.1
U.S. Government Securities	24.1
Asset-Backed Securities	23.9
Non-Agency Mortgage-Backed Securities	9.4
U.S. Government Agencies	2.6
Commercial Paper	2.1
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 10/31/2026	24.1
Federal Farm Credit Banks Funding Corp., 2.640%, due 4/8/2026	2.6
American Express Credit Account Master Trust, Class A, 3.750%, due 8/15/2027	1.3
Toyota Auto Loan Extended Note Trust, Class A, 1.070%, due 2/27/2034	1.1
Midocean Credit CLO VIII, Class A2, 6.083%, due 2/20/2031	1.0
AT&T, Inc., 1.700%, due 3/25/2026	1.0
Wells Fargo Commercial Mortgage Trust, Class A4, 3.718%, due 12/15/2048	0.9
Octagon Investment Partners 36 Ltd., Class B, 6.308%, due 4/15/2031	0.8
Cathedral Lake VI Ltd., Class AN, 6.138%, due 4/25/2034	0.8
Canyon Capital CLO Ltd., Class B, 6.497%, due 4/15/2035	0.8
Total	34.4

Material Fund Change [Text Block]
C000200216
Shareholder Report [Line Items]
Fund Name		Guardian Small Cap Core VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Small Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Core VIP Fund	$109	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 7.57% for the 12 months ended December 31, 2024, compared to the 11.54% return of the Russell 2000® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell 2000® Index as the Fund's regulatory-required index.

  A resilient U.S. economy, declining inflation and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher in 2024. Returns remained concentrated in artificial intelligence (AI)-related stocks in the first half of the year before broadening out in the third and fourth quarters of the year.

  Donald Trump’s U.S. presidential win in November improved the prospect of lower taxes, less regulation and hopes for continued economic momentum, but the post-election rally was crimped over concerns of elevated valuations and policy uncertainty under the incoming administration.

  Stock selection in the information technology and communication services sectors were the greatest detractors from the Fund’s performance, while stock selection and an underweight compared to the Index in the health care sector and security selection in the utilities sector were the greatest contributors.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Small Cap Core VIP Fund	Russell 3000 Index	Russell 2000 Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,010	$10,105	$10,082
12/31/19	$10,660	$10,489	$10,497
1/31/20	$10,280	$10,780	$10,453
2/29/20	$9,330	$9,898	$9,573
3/31/20	$6,780	$8,536	$7,493
4/30/20	$7,850	$9,667	$8,523
5/31/20	$8,230	$10,184	$9,077
6/30/20	$8,350	$10,417	$9,398
7/31/20	$8,830	$11,008	$9,658
8/31/20	$9,180	$11,806	$10,202
9/30/20	$8,750	$11,376	$9,862
10/31/20	$8,850	$11,130	$10,068
11/30/20	$10,420	$12,484	$11,924
12/31/20	$11,400	$13,046	$12,955
1/31/21	$11,620	$12,988	$13,607
2/28/21	$12,460	$13,394	$14,455
3/31/21	$12,780	$13,874	$14,601
4/30/21	$13,320	$14,589	$14,907
5/31/21	$13,510	$14,656	$14,938
6/30/21	$13,650	$15,017	$15,227
7/31/21	$13,060	$15,271	$14,678
8/31/21	$13,210	$15,707	$15,006
9/30/21	$12,950	$15,002	$14,563
10/31/21	$13,500	$16,017	$15,183
11/30/21	$12,870	$15,773	$14,550
12/31/21	$13,420	$16,394	$14,875
1/31/22	$12,630	$15,429	$13,443
2/28/22	$12,720	$15,041	$13,587
3/31/22	$12,880	$15,529	$13,756
4/30/22	$11,940	$14,135	$12,392
5/31/22	$12,020	$14,116	$12,411
6/30/22	$10,650	$12,935	$11,390
7/31/22	$11,800	$14,149	$12,580
8/31/22	$11,300	$13,621	$12,322
9/30/22	$9,950	$12,358	$11,141
10/31/22	$11,140	$13,371	$12,368
11/30/22	$11,360	$14,069	$12,657
12/31/22	$10,620	$13,245	$11,835
1/31/23	$11,790	$14,157	$12,989
2/28/23	$11,550	$13,826	$12,769
3/31/23	$10,920	$14,196	$12,159
4/30/23	$10,810	$14,347	$11,941
5/31/23	$11,040	$14,403	$11,830
6/30/23	$11,970	$15,387	$12,792
7/31/23	$12,440	$15,938	$13,575
8/31/23	$12,010	$15,631	$12,895
9/30/23	$11,320	$14,886	$12,136
10/31/23	$10,530	$14,491	$11,309
11/30/23	$11,220	$15,843	$12,332
12/31/23	$12,420	$16,683	$13,839
1/31/24	$11,960	$16,868	$13,301
2/29/24	$12,350	$17,781	$14,053
3/31/24	$12,800	$18,355	$14,556
4/30/24	$11,990	$17,547	$13,531
5/31/24	$12,400	$18,376	$14,210
6/30/24	$12,140	$18,945	$14,079
7/31/24	$13,370	$19,297	$15,509
8/31/24	$13,130	$19,717	$15,277
9/30/24	$13,210	$20,125	$15,384
10/31/24	$13,180	$19,977	$15,162
11/30/24	$14,530	$21,306	$16,825
12/31/24	$13,360	$20,655	$15,436

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Small Cap Core VIP Fund	7.57%	3.72%	5.73%
Russell 3000 Index	23.81%	13.86%	14.98%
Russell 2000 Index	11.54%	7.40%	8.71%

Performance Inception Date		Oct. 21, 2019
AssetsNet		$ 190,872,746
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,460,504
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$190,872,746
Total # of Portfolio Holdings	92
Total Advisory Fees Paid	$1,460,504
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	20.0
Industrials	16.8
Health Care	12.7
Consumer Discretionary	11.1
Information Technology	9.2
Real Estate	6.5
Energy	6.2
Materials	5.7
Communication Services	3.7
Utilities	3.5
Consumer Staples	2.5
Cash/Other Assets and Liabilities	2.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Murphy USA, Inc.	2.4
Wintrust Financial Corp.	2.1
Corcept Therapeutics, Inc.	1.8
Euronet Worldwide, Inc.	1.8
Home BancShares, Inc.	1.8
Bank OZK	1.7
Matador Resources Co.	1.6
Primoris Services Corp.	1.6
COPT Defense Properties	1.6
Meritage Homes Corp.	1.5
Total	17.9

Material Fund Change [Text Block]
C000200220
Shareholder Report [Line Items]
Fund Name		Guardian Total Return Bond VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$80	0.79%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.80% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations, non-agency commercial mortgage-backed securities, and to a lesser extent high yield bonds and bank loans, contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Total Return Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,370	$10,430
3/31/20	$9,970	$10,368
4/30/20	$10,230	$10,553
5/31/20	$10,330	$10,602
6/30/20	$10,390	$10,668
7/31/20	$10,600	$10,828
8/31/20	$10,520	$10,740
9/30/20	$10,500	$10,735
10/31/20	$10,460	$10,687
11/30/20	$10,650	$10,791
12/31/20	$10,700	$10,806
1/31/21	$10,600	$10,729
2/28/21	$10,440	$10,574
3/31/21	$10,370	$10,442
4/30/21	$10,460	$10,524
5/31/21	$10,520	$10,559
6/30/21	$10,630	$10,633
7/31/21	$10,720	$10,752
8/31/21	$10,700	$10,731
9/30/21	$10,610	$10,638
10/31/21	$10,620	$10,635
11/30/21	$10,620	$10,667
12/31/21	$10,610	$10,640
1/31/22	$10,400	$10,410
2/28/22	$10,240	$10,294
3/31/22	$10,000	$10,008
4/30/22	$9,600	$9,629
5/31/22	$9,540	$9,691
6/30/22	$9,400	$9,539
7/31/22	$9,580	$9,772
8/31/22	$9,330	$9,496
9/30/22	$8,930	$9,085
10/31/22	$8,750	$8,968
11/30/22	$9,000	$9,297
12/31/22	$8,980	$9,255
1/31/23	$9,220	$9,540
2/28/23	$9,010	$9,294
3/31/23	$9,230	$9,530
4/30/23	$9,280	$9,587
5/31/23	$9,180	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,110	$9,443
8/31/23	$9,080	$9,382
9/30/23	$8,870	$9,144
10/31/23	$8,720	$9,000
11/30/23	$9,100	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,330	$9,607
6/30/24	$9,420	$9,698
7/31/24	$9,630	$9,924
8/31/24	$9,770	$10,067
9/30/24	$9,900	$10,202
10/31/24	$9,660	$9,949
11/30/24	$9,760	$10,054
12/31/24	$9,610	$9,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Total Return Bond VIP Fund	1.80%	(0.85%)	(0.76%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)

Performance Inception Date		Oct. 21, 2019
AssetsNet		$ 220,231,153
Holdings Count | Holding		234
Advisory Fees Paid, Amount		$ 925,844
InvestmentCompanyPortfolioTurnover		201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$220,231,153
Total # of Portfolio Holdings	234
Total Advisory Fees Paid	$925,844
Portfolio Turnover Rate	201%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	31.5
Asset-Backed Securities	23.5
Agency Mortgage-Backed Securities	20.2
U.S. Government Securities	11.4
Non-Agency Mortgage-Backed Securities	10.4
Commercial Paper	2.2
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	6.6
U.S. Treasury Notes, 4.375%, due 12/31/2029	2.9
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.7
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.6
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.4
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Carlyle U.S. CLO Ltd., Class CR2, 7.135%, due 10/21/2037	1.4
Federal National Mortgage Association, 2.500%, due 1/1/2052	1.3
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.2
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Total	20.6

Material Fund Change [Text Block]
C000200221
Shareholder Report [Line Items]
Fund Name		Guardian U.S. Government Securities VIP Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Guardian U.S. Government Securities VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number		1-888-GUARDIAN (1-888-482-7342)
Additional Information Email		GIAC_CRU@glic.com
Additional Information Website		https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government Securities VIP Fund	$75	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.73% for the 12 months ended December 31, 2024, compared to the 1.90% return of the Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 1.25% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the replacement for the Bloomberg US Intermediate Government/Mortgage Total Return Index as the Fund's regulatory-required index.

  Allocations to collateralized loan obligations and non-agency commercial mortgage-backed securities contributed to the Fund’s performance.

  The primary drivers of performance were agency residential mortgage-backed securities and commercial mortgage-backed securities, as well as asset-backed securities.

  Investment grade corporate bonds positively contributed primarily through asset allocation.

  Allocation to high yield bonds was a small detractor to the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian U.S. Government Securities VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Government/Mortgage Total Return Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,030	$10,064	$10,039
12/31/19	$10,010	$10,059	$10,029
1/31/20	$10,150	$10,245	$10,149
2/29/20	$10,290	$10,430	$10,288
3/31/20	$10,380	$10,368	$10,454
4/30/20	$10,460	$10,553	$10,499
5/31/20	$10,480	$10,602	$10,515
6/30/20	$10,510	$10,668	$10,516
7/31/20	$10,540	$10,828	$10,542
8/31/20	$10,530	$10,740	$10,533
9/30/20	$10,530	$10,735	$10,532
10/31/20	$10,500	$10,687	$10,510
11/30/20	$10,510	$10,791	$10,520
12/31/20	$10,530	$10,806	$10,532
1/31/21	$10,510	$10,729	$10,523
2/28/21	$10,410	$10,574	$10,444
3/31/21	$10,390	$10,442	$10,381
4/30/21	$10,410	$10,524	$10,429
5/31/21	$10,450	$10,559	$10,438
6/30/21	$10,420	$10,633	$10,432
7/31/21	$10,460	$10,752	$10,505
8/31/21	$10,440	$10,731	$10,488
9/30/21	$10,380	$10,638	$10,436
10/31/21	$10,320	$10,635	$10,395
11/30/21	$10,310	$10,667	$10,405
12/31/21	$10,270	$10,640	$10,386
1/31/22	$10,130	$10,410	$10,243
2/28/22	$10,080	$10,294	$10,173
3/31/22	$9,840	$10,008	$9,913
4/30/22	$9,650	$9,629	$9,668
5/31/22	$9,700	$9,691	$9,752
6/30/22	$9,630	$9,539	$9,642
7/31/22	$9,750	$9,772	$9,852
8/31/22	$9,550	$9,496	$9,592
9/30/22	$9,320	$9,085	$9,248
10/31/22	$9,220	$8,968	$9,167
11/30/22	$9,450	$9,297	$9,419
12/31/22	$9,420	$9,255	$9,388
1/31/23	$9,620	$9,540	$9,609
2/28/23	$9,430	$9,294	$9,403
3/31/23	$9,640	$9,530	$9,611
4/30/23	$9,690	$9,587	$9,662
5/31/23	$9,610	$9,483	$9,591
6/30/23	$9,530	$9,449	$9,524
7/31/23	$9,520	$9,443	$9,526
8/31/23	$9,500	$9,382	$9,495
9/30/23	$9,330	$9,144	$9,311
10/31/23	$9,230	$9,000	$9,210
11/30/23	$9,520	$9,407	$9,531
12/31/23	$9,800	$9,767	$9,822
1/31/24	$9,800	$9,740	$9,814
2/29/24	$9,680	$9,603	$9,686
3/31/24	$9,750	$9,691	$9,758
4/30/24	$9,550	$9,447	$9,556
5/31/24	$9,680	$9,607	$9,697
6/30/24	$9,770	$9,698	$9,793
7/31/24	$9,980	$9,924	$10,005
8/31/24	$10,110	$10,067	$10,136
9/30/24	$10,210	$10,202	$10,244
10/31/24	$9,990	$9,949	$10,026
11/30/24	$10,070	$10,054	$10,111
12/31/24	$9,970	$9,889	$10,009

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian U.S. Government Securities VIP Fund	1.73%	(0.06%)	(0.06%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)
Bloomberg US Intermediate Government/Mortgage Total Return Index	1.90%	(0.06%)	0.02%

Performance Inception Date		Oct. 21, 2019
AssetsNet		$ 156,955,417
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 575,540
InvestmentCompanyPortfolioTurnover		228.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$156,955,417
Total # of Portfolio Holdings	82
Total Advisory Fees Paid	$575,540
Portfolio Turnover Rate	228%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Agency Mortgage-Backed Securities	52.9
U.S. Government Securities	24.7
Asset-Backed Securities	13.8
Exchange-Traded Funds	4.8
Commercial Paper	2.3
Non-Agency Mortgage-Backed Securities	2.0
Cash/Other Assets and Liabilities	(0.5)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 10/31/2026	11.8
U.S. Treasury Notes, 4.375%, due 12/31/2029	8.6
iShares MBS ETF	4.8
U.S. Treasury Notes, 4.250%, due 11/15/2034	4.3
Fannie Mae ACES, Class A2, 3.610%, due 2/25/2031	4.2
Federal National Mortgage Association, 2.500%, due 7/1/2052	3.7
Federal National Mortgage Association, 3.000%, due 11/1/2052	2.3
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 1.658%, due 12/25/2030	2.2
Federal Home Loan Mortgage Corp., 5.000%, due 12/1/2052	2.2
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 2.537%, due 10/25/2029	2.0
Total	46.1

Material Fund Change [Text Block]